UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811- 07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Series Funds

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024 - June 30, 2024

Item 1.	Reports to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Guggenheim Multi-Hedge Strategies Fund

Class A | RYMQX

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$94	1.88%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 1.74%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 2.89% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund's Long/Short Equity strategy started the year off strong, and despite giving up some of its gains in June, was the largest contributor during the first half of 2024. The fund's Global Macro strategies were a net positive for the period as positive contributions from Flow (driven primarily by equities and fixed income) and Momentum (driven by equities and commodities) overcame detractors in Carry (hurt by equites) and Value (driven by currencies). Market Neutral was the most notable detractor to the fund's performance. Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns* as of 6.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	1.74%	4.25%	3.52%	2.54%
Class A (with sales charge)‡	-3.10%	-0.72%	2.52%	2.04%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
HFRX Global Hedge Fund Index	2.89%	5.42%	3.19%	1.53%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the HFRX Global Hedge Fund Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Guggenheim Multi-Hedge Strategies Fund | Class A | RYMQX	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$84,115,494
Number of Portfolio Holdings	418
Portfolio Turnover Rate	90%
What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	7.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.2%
Guggenheim Strategy Fund III	2.3%
Olink Holding AB ADR	2.1%
Capri Holdings Ltd.	2.1%
National Western Life Group, Inc. — Class A	1.8%
Catalent, Inc.	1.7%
Hibbett, Inc.	1.5%
Cerevel Therapeutics Holdings, Inc.	1.5%
Encore Wire Corp.	1.4%
Top 10 Total	28.5%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMQX-063024

Guggenheim Investments	2

Guggenheim Multi-Hedge Strategies Fund

Class C | RYMRX

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$132	2.63%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 1.33%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 2.89% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund's Long/Short Equity strategy started the year off strong, and despite giving up some of its gains in June, was the largest contributor during the first half of 2024. The fund's Global Macro strategies were a net positive for the period as positive contributions from Flow (driven primarily by equities and fixed income) and Momentum (driven by equities and commodities) overcame detractors in Carry (hurt by equites) and Value (driven by currencies). Market Neutral was the most notable detractor to the fund's performance. Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns* as of 6.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	1.33%	3.50%	2.75%	1.79%
Class C (with CDSC)§	0.33%	2.50%	2.75%	1.79%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
HFRX Global Hedge Fund Index	2.89%	5.42%	3.19%	1.53%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the HFRX Global Hedge Fund Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Multi-Hedge Strategies Fund | Class C | RYMRX	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$84,115,494
Number of Portfolio Holdings	418
Portfolio Turnover Rate	90%
What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	7.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.2%
Guggenheim Strategy Fund III	2.3%
Olink Holding AB ADR	2.1%
Capri Holdings Ltd.	2.1%
National Western Life Group, Inc. — Class A	1.8%
Catalent, Inc.	1.7%
Hibbett, Inc.	1.5%
Cerevel Therapeutics Holdings, Inc.	1.5%
Encore Wire Corp.	1.4%
Top 10 Total	28.5%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMRX-063024

Guggenheim Investments	2

Guggenheim Multi-Hedge Strategies Fund

Class P | RYMSX

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$94	1.88%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 1.73%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 2.89% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund's Long/Short Equity strategy started the year off strong, and despite giving up some of its gains in June, was the largest contributor during the first half of 2024. The fund's Global Macro strategies were a net positive for the period as positive contributions from Flow (driven primarily by equities and fixed income) and Momentum (driven by equities and commodities) overcame detractors in Carry (hurt by equites) and Value (driven by currencies). Market Neutral was the most notable detractor to the fund's performance. Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns* as of 6.30.24
	6 Month†	One Year	Five Years	Ten Years
Class P	1.73%	4.23%	3.51%	2.56%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
HFRX Global Hedge Fund Index	2.89%	5.42%	3.19%	1.53%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 6.30.24
Net Assets	$84,115,494
Number of Portfolio Holdings	418
Portfolio Turnover Rate	90%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the HFRX Global Hedge Fund Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Multi-Hedge Strategies Fund | Class P | RYMSX	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	7.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.2%
Guggenheim Strategy Fund III	2.3%
Olink Holding AB ADR	2.1%
Capri Holdings Ltd.	2.1%
National Western Life Group, Inc. — Class A	1.8%
Catalent, Inc.	1.7%
Hibbett, Inc.	1.5%
Cerevel Therapeutics Holdings, Inc.	1.5%
Encore Wire Corp.	1.4%
Top 10 Total	28.5%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMSX-063024

Guggenheim Investments	2

Guggenheim Multi-Hedge Strategies Fund

Institutional Class | RYIMX

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$82	1.63%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 1.85%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 2.89% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund's Long/Short Equity strategy started the year off strong, and despite giving up some of its gains in June, was the largest contributor during the first half of 2024. The fund's Global Macro strategies were a net positive for the period as positive contributions from Flow (driven primarily by equities and fixed income) and Momentum (driven by equities and commodities) overcame detractors in Carry (hurt by equites) and Value (driven by currencies). Market Neutral was the most notable detractor to the fund's performance. Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 6.30.24
	6 Month†	One Year	Five Years	Ten Years
Institutional Class	1.85%	4.48%	3.78%	2.79%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
HFRX Global Hedge Fund Index	2.89%	5.42%	3.19%	1.53%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the HFRX Global Hedge Fund Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Multi-Hedge Strategies Fund | Institutional Class | RYIMX	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$84,115,494
Number of Portfolio Holdings	418
Portfolio Turnover Rate	90%
What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	7.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.2%
Guggenheim Strategy Fund III	2.3%
Olink Holding AB ADR	2.1%
Capri Holdings Ltd.	2.1%
National Western Life Group, Inc. — Class A	1.8%
Catalent, Inc.	1.7%
Hibbett, Inc.	1.5%
Cerevel Therapeutics Holdings, Inc.	1.5%
Encore Wire Corp.	1.4%
Top 10 Total	28.5%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYIMX-063024

Guggenheim Investments	2

Commodities Strategy Fund

Class A | RYMEX

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$80	1.53%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 10.29%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 11.08% for the same period.

The fund's broad-based securities market index was changed from the S&P Goldman Sachs Commodity Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index (the "Index"). Most commodity futures that are part of the Index had a strong start to the year, with the Index futures contributing to the return of the fund during the reporting period. Eighteen of the 24 components of the Index had positive returns. The components with some of the largest positive returns were Cocoa, Coffee and Silver. The components with some of the largest negative returns were Corn, Soybean and Wheat.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns* as of 6.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	10.29%	13.22%	7.09%	-4.46%
Class A (with sales charge)‡	5.04%	7.84%	6.05%	-4.92%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P Goldman Sachs Commodity Index	11.08%	15.01%	8.28%	-3.12%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P Goldman Sachs Commodity Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Commodities Strategy Fund | Class A | RYMEX	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$10,011,698
Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%
What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	10.1%
Guggenheim Strategy Fund II	9.9%
Total	20.0%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMEX-063024

Guggenheim Investments	2

Commodities Strategy Fund

Class C | RYMJX

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$119	2.29%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 9.86%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 11.08% for the same period.

The fund's broad-based securities market index was changed from the S&P Goldman Sachs Commodity Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index (the "Index"). Most commodity futures that are part of the Index had a strong start to the year, with the Index futures contributing to the return of the fund during the reporting period. Eighteen of the 24 components of the Index had positive returns. The components with some of the largest positive returns were Cocoa, Coffee and Silver. The components with some of the largest negative returns were Corn, Soybean and Wheat.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns* as of 6.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	9.86%	12.36%	6.29%	-5.17%
Class C (with CDSC)§	8.86%	11.36%	6.29%	-5.17%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P Goldman Sachs Commodity Index	11.08%	15.01%	8.28%	-3.12%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P Goldman Sachs Commodity Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Commodities Strategy Fund | Class C | RYMJX	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$10,011,698
Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%
What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	10.1%
Guggenheim Strategy Fund II	9.9%
Total	20.0%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMJX-063024

Guggenheim Investments	2

Commodities Strategy Fund

Class H | RYMBX

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$81	1.55%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 10.27%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 11.08% for the same period.

The fund's broad-based securities market index was changed from the S&P Goldman Sachs Commodity Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index (the "Index"). Most commodity futures that are part of the Index had a strong start to the year, with the Index futures contributing to the return of the fund during the reporting period. Eighteen of the 24 components of the Index had positive returns. The components with some of the largest positive returns were Cocoa, Coffee and Silver. The components with some of the largest negative returns were Corn, Soybean and Wheat.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns* as of 6.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	10.27%	13.20%	7.09%	-4.46%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P Goldman Sachs Commodity Index	11.08%	15.01%	8.28%	-3.12%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 6.30.24
Net Assets	$10,011,698
Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P Goldman Sachs Commodity Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Commodities Strategy Fund | Class H | RYMBX	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	10.1%
Guggenheim Strategy Fund II	9.9%
Total	20.0%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMBX-063024

Guggenheim Investments	2

Guggenheim Managed Futures Strategy Fund

Class A | RYMTX

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$92	1.81%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 5.08%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.65% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

For the reporting period, the fund saw particularly strong performance from long positions in Equity Indexes, benefiting from consistent trends in the first quarter of 2024 before the market correction in April. Positive returns from Commodities markets in the first quarter were negated by market reversals in the second quarter, particularly in the energy and grains sectors, leading to an overall net negative contribution from Commodities for the reporting period. Fixed Income and Currency markets were volatile and difficult to trend-follow, resulting in minimal contributions, and detractions, respectively, from these sectors.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns* as of 6.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	5.08%	5.14%	5.81%	2.74%
Class A (with sales charge)‡	0.09%	0.15%	4.79%	2.24%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
ICE BofA 3-Month U.S. Treasury Bill Index	2.65%	5.43%	2.17%	1.52%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

*	The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
Guggenheim Investments	1

Guggenheim Managed Futures Strategy Fund | Class A | RYMTX	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$70,137,445
Number of Portfolio Holdings	119
Portfolio Turnover Rate	0%
What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings2 (% of Net Assets) as of 6.30.24

Guggenheim Strategy Fund III	8.3%
Guggenheim Strategy Fund II	5.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.6%
Total	17.8%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMTX-063024

Guggenheim Investments	2

Guggenheim Managed Futures Strategy Fund

Class C | RYMZX

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$130	2.55%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 4.66%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.65% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

For the reporting period, the fund saw particularly strong performance from long positions in Equity Indexes, benefiting from consistent trends in the first quarter of 2024 before the market correction in April. Positive returns from Commodities markets in the first quarter were negated by market reversals in the second quarter, particularly in the energy and grains sectors, leading to an overall net negative contribution from Commodities for the reporting period. Fixed Income and Currency markets were volatile and difficult to trend-follow, resulting in minimal contributions, and detractions, respectively, from these sectors.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns* as of 6.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without sales charge)	4.66%	4.41%	5.04%	1.98%
Class C (with sales charge)§	3.66%	3.41%	5.04%	1.98%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
ICE BofA 3-Month U.S. Treasury Bill Index	2.65%	5.43%	2.17%	1.52%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

*	The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
Guggenheim Investments	1

Guggenheim Managed Futures Strategy Fund | Class C | RYMZX	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$70,137,445
Number of Portfolio Holdings	119
Portfolio Turnover Rate	0%
What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings2 (% of Net Assets) as of 6.30.24

Guggenheim Strategy Fund III	8.3%
Guggenheim Strategy Fund II	5.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.6%
Total	17.8%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMZX-063024

Guggenheim Investments	2

Guggenheim Managed Futures Strategy Fund

Class P | RYMFX

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$91	1.79%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 5.09%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.65% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

For the reporting period, the fund saw particularly strong performance from long positions in Equity Indexes, benefiting from consistent trends in the first quarter of 2024 before the market correction in April. Positive returns from Commodities markets in the first quarter were negated by market reversals in the second quarter, particularly in the energy and grains sectors, leading to an overall net negative contribution from Commodities for the reporting period. Fixed Income and Currency markets were volatile and difficult to trend-follow, resulting in minimal contributions, and detractions, respectively, from these sectors.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns* as of 6.30.24
	6 Month†	One Year	Five Years	Ten Years
Class P	5.09%	5.15%	5.81%	2.76%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
ICE BofA 3-Month U.S. Treasury Bill Index	2.65%	5.43%	2.17%	1.52%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 6.30.24
Net Assets	$70,137,445
Number of Portfolio Holdings	119
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
Guggenheim Investments	1

Guggenheim Managed Futures Strategy Fund | Class P | RYMFX	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings2 (% of Net Assets) as of 6.30.24

Guggenheim Strategy Fund III	8.3%
Guggenheim Strategy Fund II	5.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.6%
Total	17.8%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMFX-063024

Guggenheim Investments	2

Guggenheim Managed Futures Strategy Fund

Institutional Class | RYIFX

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$78	1.52%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 5.24%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.65% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

For the reporting period, the fund saw particularly strong performance from long positions in Equity Indexes, benefiting from consistent trends in the first quarter of 2024 before the market correction in April. Positive returns from Commodities markets in the first quarter were negated by market reversals in the second quarter, particularly in the energy and grains sectors, leading to an overall net negative contribution from Commodities for the reporting period. Fixed Income and Currency markets were volatile and difficult to trend-follow, resulting in minimal contributions, and detractions, respectively, from these sectors.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 6.30.24
	6 Month†	One Year	Five Years	Ten Years
Institutional Class	5.24%	5.47%	6.10%	3.01%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
ICE BofA 3-Month U.S. Treasury Bill Index	2.65%	5.43%	2.17%	1.52%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 6.30.24
Net Assets	$70,137,445
Number of Portfolio Holdings	119
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
Guggenheim Investments	1

Guggenheim Managed Futures Strategy Fund | Institutional Class | RYIFX	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings2 (% of Net Assets) as of 6.30.24

Guggenheim Strategy Fund III	8.3%
Guggenheim Strategy Fund II	5.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.6%
Total	17.8%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYIFX-063024

Guggenheim Investments	2

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable to this registrant.

(b)	Not applicable to this registrant.

Item 6.	Investments.

(a) The Schedule of Investments is included under Item 7 of this Form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

6.30.2024

Guggenheim Funds Semi-Annual Financial Report

Guggenheim Alternative Fund
Guggenheim Multi-Hedge Strategies Fund
Rydex Commodities Fund
Rydex Commodities Strategy Fund

GuggenheimInvestments.com	RDXSGIALT-SEMI-0624x1224

TABLE OF CONTENTS

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Financial Report)
MULTI-HEDGE STRATEGIES FUND	2
COMMODITIES STRATEGY FUND	27
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	33
OTHER INFORMATION	46
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies	47
Item 9: Proxy Disclosures for Open-End Management Investment Companies	48
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies	49
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract	50

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
COMMON STOCKS† - 45.0%

Consumer, Non-cyclical - 12.8%
Olink Holding AB ADR*,1	69,974	$1,782,938
Catalent, Inc.*,1	24,964	1,403,726
Cerevel Therapeutics Holdings, Inc.*,1	29,819	1,219,299
Amedisys, Inc.*,1	13,013	1,194,593
Surmodics, Inc.*	23,947	1,006,732
Aaron’s Company, Inc.	100,844	1,006,423
Axonics, Inc.*	13,881	933,219
Silk Road Medical, Inc.*	27,850	753,064
Sterling Check Corp.*,1	46,587	689,488
Atrion Corp.	1,109	501,745
Whole Earth Brands, Inc.*	53,213	258,615
Total Consumer, Non-cyclical		10,749,842

Financial - 6.6%
National Western Life Group, Inc. — Class A1	2,967	1,474,421
Heartland Financial USA, Inc.[1]	23,200	1,031,240
Cambridge Bancorp	13,406	925,014
McGrath RentCorp[2]	7,956	847,712
AssetMark Financial Holdings, Inc.*	15,257	527,129
Discover Financial Services	3,991	522,063
Independent Bank Group, Inc.	5,502	250,451
Total Financial		5,578,030

Energy - 6.1%
Hess Corp.	7,182	1,059,489
ChampionX Corp.	31,629	1,050,399
Southwestern Energy Co.*	137,810	927,461
Marathon Oil Corp.	27,431	786,447
Equitrans Midstream Corp.	43,298	562,008
Diamond Offshore Drilling, Inc.*	33,170	513,803
US Silica Holdings, Inc.*	16,622	256,810
Total Energy		5,156,417

Consumer, Cyclical - 5.0%
Capri Holdings Ltd.*,1	53,140	1,757,871
Hibbett, Inc.	14,776	1,288,615
Vizio Holding Corp. — Class A*,2	88,969	960,865
Hawaiian Holdings, Inc.*	18,937	235,387
Total Consumer, Cyclical		4,242,738

Technology - 4.3%
HashiCorp, Inc. — Class A*,1	34,762	1,171,132
Everbridge, Inc.*	26,214	917,228
PowerSchool Holdings, Inc. — Class A*	28,443	636,839
ANSYS, Inc.*,1	1,472	473,248
PlayAGS, Inc.*	34,299	394,438
Total Technology		3,592,885

Communications - 3.7%
Juniper Networks, Inc.[1]	28,125	1,025,438
Infinera Corp.*	121,592	740,495
Endeavor Group Holdings, Inc. — Class A1	26,524	716,944
Perficient, Inc.*	7,038	526,372
Squarespace, Inc. — Class A*	2,991	130,497
Total Communications		3,139,746

Industrial - 3.3%
Encore Wire Corp.	4,187	1,213,518
Overseas Shipholding Group, Inc. — Class A	95,184	807,161
Stericycle, Inc.*	13,202	767,432
Total Industrial		2,788,111

Utilities - 1.8%
Atlantica Sustainable Infrastructure plc	35,102	770,489
ALLETE, Inc.	12,246	763,538
Total Utilities		1,534,027

Basic Materials - 1.4%
Haynes International, Inc.[1]	19,323	1,134,260

Total Common Stocks
(Cost $38,747,801)		37,916,056

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Bristol-Myers Squibb Co.*	12,237	—
Novartis AG*	9,562	—
Johnson & Johnson*	3,841	—
Total Consumer, Non-cyclical		—

Total Rights
(Cost $3,729)		—

MUTUAL FUNDS† - 16.4%
Guggenheim Strategy Fund II3	269,618	6,646,086
Guggenheim Ultra Short Duration Fund — Institutional Class[3]	522,178	5,190,450
Guggenheim Strategy Fund III[3]	79,031	1,954,443
Total Mutual Funds
(Cost $13,872,533)		13,790,979

CLOSED-END MUTUAL FUNDS***,† - 7.0%
abrdn Life Sciences Investors	11,396	161,481
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	14,964	158,319
abrdn Total Dynamic Dividend Fund	18,742	157,620
BlackRock Enhanced Global Dividend Trust	14,846	157,516
Western Asset Inflation-Linked Opportunities & Income Fund	17,958	152,823
General American Investors Company, Inc.	3,028	150,552
Allspring Global Dividend Opportunity Fund	30,707	149,236
Gabelli Dividend & Income Trust	6,466	146,843
SRH Total Return Fund, Inc.	10,022	145,820
Virtus Total Return Fund, Inc.	26,687	145,578
BlackRock Enhanced International Dividend Trust	25,241	140,845
abrdn Emerging Markets Equity Income Fund, Inc.	24,730	130,599
BNY Mellon Strategic Municipals, Inc.	20,076	122,865
Clough Global Equity Fund	16,500	115,088

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
abrdn Healthcare Investors	6,270	$109,474
Nuveen Quality Municipal Income Fund	9,241	108,489
Ellsworth Growth and Income Fund Ltd.	10,214	84,163
BNY Mellon Strategic Municipal Bond Fund, Inc.	13,773	81,812
abrdn Global Dynamic Dividend Fund	8,292	80,930
Bancroft Fund Ltd.	5,143	80,591
Neuberger Berman Municipal Fund, Inc.	7,181	76,693
Gabelli Healthcare & WellnessRx Trust	7,940	76,065
abrdn National Municipal Income Fund	6,177	65,229
Adams Diversified Equity Fund, Inc.	2,820	60,602
GAMCO Natural Resources Gold & Income Trust	10,810	59,347
Mexico Fund, Inc.	3,450	55,200
Invesco Dynamic Credit Opportunities Fund	4,641	51,096
abrdn Japan Equity Fund, Inc.	8,090	47,488
Nuveen Virginia Quality Municipal Income Fund	4,128	47,472
Nuveen AMT-Free Municipal Credit Income Fund	3,092	38,526
Nuveen AMT-Free Quality Municipal Income Fund	3,355	38,448
New Germany Fund, Inc.	4,634	37,698
Templeton Emerging Markets Fund/United States	2,720	33,619
Nuveen California Quality Municipal Income Fund	2,887	33,287
Nuveen Pennsylvania Quality Municipal Income Fund	2,629	32,074
Swiss Helvetia Fund, Inc.	3,888	31,376
John Hancock Hedged Equity & Income Fund	2,947	30,619
Voya Emerging Markets High Dividend Equity Fund	5,300	28,514
Nuveen Arizona Quality Municipal Income Fund	2,318	25,869
Allspring Utilities and High Income Fund	2,554	25,080
Voya Asia Pacific High Dividend Equity Income Fund	3,708	23,509
abrdn Healthcare Opportunities Fund	1,150	23,437
Herzfeld Caribbean Basin Fund, Inc.	9,663	22,708
European Equity Fund, Inc.	2,232	20,047
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,378	18,837
Nuveen NASDAQ 100 Dynamic Overwrite Fund	749	18,785
Nuveen Real Asset Income and Growth Fund	1,539	18,730
Nuveen California AMT-Free Quality Municipal Income Fund	1,497	18,727
Nuveen Municipal High Income Opportunity Fund	1,729	18,656
Western Asset Managed Municipals Fund, Inc.	1,800	18,630
Invesco Value Municipal Income Trust	1,508	18,609
BlackRock Taxable Municipal Bond Trust	1,135	18,557
Nuveen S&P 500 Buy-Write Income Fund	1,374	18,549
BlackRock Health Sciences Trust	454	18,546
Nuveen New York AMT-Free Quality Municipal Income Fund	1,671	18,531
BlackRock Enhanced Capital and Income Fund, Inc.	927	18,531
Invesco Advantage Municipal Income Trust II	2,089	18,530
Invesco Municipal Opportunity Trust	1,838	18,527
John Hancock Premium Dividend Fund	1,571	18,506
BlackRock MuniYield Quality Fund, Inc.	1,506	18,494
Cohen & Steers Quality Income Realty Fund, Inc.	1,583	18,489
BlackRock MuniHoldings California Quality Fund, Inc.	1,665	18,482
Nuveen Municipal Credit Income Fund	1,495	18,463
PGIM High Yield Bond Fund, Inc.	1,433	18,457
BlackRock MuniYield Fund, Inc.	1,701	18,456
Eaton Vance Municipal Bond Fund	1,742	18,430
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	1,246	18,428
Eaton Vance Tax-Advantaged Global Dividend Income Fund	989	18,405
BlackRock MuniYield Quality Fund III, Inc.	1,646	18,402
Nuveen Municipal Value Fund, Inc.	2,132	18,399
BlackRock Municipal Income Fund, Inc.	1,491	18,399
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	2,177	18,396
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	2,224	18,392
Western Asset High Income Opportunity Fund, Inc.	4,810	18,326
BlackRock Municipal 2030 Target Term Trust	882	18,319
CBRE Global Real Estate Income Fund	3,634	18,315
Eaton Vance Risk-Managed Diversified Equity Income Fund	2,080	18,262
Franklin Limited Duration Income Trust	2,880	18,259
Invesco Trust for Investment Grade Municipals	1,767	18,147
Blackstone Strategic Credit Fund	1,526	18,144
PGIM Global High Yield Fund, Inc.	1,527	18,141
BlackRock MuniHoldings Fund, Inc.	1,500	18,135
BlackRock Enhanced Equity Dividend Trust	2,212	18,072
Western Asset Emerging Markets Debt Fund, Inc.	1,940	18,061
Eaton Vance Tax-Advantaged Dividend Income Fund	775	18,050
Invesco Quality Municipal Income Trust	1,818	18,035
John Hancock Tax-Advantaged Dividend Income Fund	892	18,027
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	1,582	18,019
Invesco Municipal Trust	1,809	18,018
Nuveen Floating Rate Income Fund	2,082	18,009

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 3

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
Duff & Phelps Utility and Infrastructure Fund, Inc.	1,824	$17,930
Nuveen Taxable Municipal Income Fund	1,112	17,247
Nuveen Dow 30sm Dynamic Overwrite Fund[2]	1,220	17,092
Gabelli Global Small and Mid Capital Value Trust	1,496	16,890
Allspring Income Opportunities	2,468	16,338
Invesco California Value Municipal Income Trust	1,531	15,953
BlackRock MuniYield New York Quality Fund, Inc.	1,520	15,914
Nuveen New Jersey Quality Municipal Income Fund	1,288	15,726
DWS Municipal Income Trust	1,659	15,711
Nuveen New York Quality Municipal Income Fund	1,365	15,356
PIMCO Municipal Income Fund III	1,939	15,279
BlackRock California Municipal Income Trust	1,264	15,130
Eaton Vance Tax-Managed Buy-Write Income Fund	1,065	15,038
BlackRock MuniVest Fund, Inc.	2,097	15,036
LMP Capital and Income Fund, Inc.	969	15,000
Putnam Municipal Opportunities Trust	1,461	14,990
BlackRock Municipal Income Trust	1,463	14,937
BlackRock MuniHoldings Quality Fund II, Inc.	1,449	14,780
Pioneer High Income Fund, Inc.	1,958	14,724
Allspring Multi-Sector Income Fund	1,615	14,503
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	561	14,306
BlackRock Municipal Income Quality Trust	1,234	14,142
MFS Intermediate Income Trust	5,290	14,071
Putnam Managed Municipal Income Trust	2,254	13,975
Nuveen Real Estate Income Fund	1,820	13,905
Eaton Vance National Municipal Opportunities Trust	820	13,809
Nuveen S&P 500 Dynamic Overwrite Fund	844	13,783
BlackRock MuniYield Quality Fund II, Inc.	1,338	13,768
Federated Hermes Premier Municipal Income Fund	1,200	13,716
Pioneer Municipal High Income Fund Trust	1,492	13,637
BlackRock MuniYield Michigan Quality Fund, Inc.	1,174	13,430
PIMCO California Municipal Income Fund	1,411	13,292
BNY Mellon Municipal Income, Inc.	1,841	13,237
Nuveen California Municipal Value Fund, Inc.	1,525	13,222
Invesco Trust for Investment Grade New York Municipals	1,176	13,218
Invesco Pennsylvania Value Municipal Income Trust	1,216	13,206
Templeton Emerging Markets Income Fund	2,460	13,112
Pioneer Municipal High Income Advantage Fund, Inc.	1,589	13,046
MFS Municipal Income Trust	2,387	13,033
BlackRock MuniVest Fund II, Inc.	1,168	12,906
BlackRock MuniHoldings New York Quality Fund, Inc.	1,195	12,858
PIMCO California Municipal Income Fund III	1,789	12,845
BlackRock New York Municipal Income Trust	1,199	12,841
MFS Charter Income Trust	2,016	12,640
Flaherty & Crumrine Total Return Fund, Inc.	808	12,556
PIMCO California Municipal Income Fund II	2,140	12,519
Western Asset Intermediate Muni Fund, Inc.	1,577	12,395
MFS Multimarket Income Trust	2,591	12,126
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	1,425	12,070
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	1,458	12,043
John Hancock Income Securities Trust	1,085	11,827
Flaherty & Crumrine Preferred & Income Fund, Inc.	1,126	11,755
MFS Government Markets Income Trust	3,772	11,580
Nuveen New York Municipal Value Fund	1,390	11,523
Pioneer Diversified High Income Fund, Inc.	986	11,516
Nuveen California Select Tax-Free Income Portfolio	881	11,418
Franklin Universal Trust	1,672	11,386
Tortoise Power and Energy Infrastructure Fund, Inc.	719	11,353
abrdn Australia Equity Fund, Inc.	2,612	11,310
Nuveen Minnesota Quality Municipal Income Fund	995	11,293
MFS Investment Grade Municipal Trust	1,425	11,258
MFS High Yield Municipal Trust	3,274	11,230
MFS High Income Municipal Trust	3,014	11,182
Eaton Vance New York Municipal Bond Fund	1,133	11,171
PIMCO New York Municipal Income Fund II	1,506	11,158
Nuveen Massachusetts Quality Municipal Income Fund	1,000	11,110
DTF Tax-Free Income 2028 Term Fund, Inc.	1,013	11,103
Principal Real Estate Income Fund	1,086	11,088
Nuveen Select Maturities Municipal Fund	1,223	11,056
Western Asset Investment Grade Income Fund, Inc.	914	11,041
Western Asset Inflation-Linked Income Fund	1,375	11,014
Invesco High Income Trust II	1,032	10,908
PIMCO New York Municipal Income Fund	1,380	10,799
Sprott Focus Trust, Inc.	1,413	10,583
MFS Intermediate High Income Fund	6,164	10,448

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
BlackRock MuniYield Pennsylvania Quality Fund	818	$10,430
Nuveen New York Select Tax-Free Income Portfolio	889	10,401
Nuveen Municipal Income Fund, Inc.	1,052	10,315
Neuberger Berman Real Estate Securities Income Fund, Inc.	3,047	10,253
First Trust Enhanced Equity Income Fund	512	10,199
Eaton Vance Municipal Income Trust	975	10,091
First Trust Intermediate Duration Preferred & Income Fund	549	10,085
AllianceBernstein National Municipal Income Fund, Inc.	905	10,055
Source Capital, Inc.	227	10,048
Eaton Vance California Municipal Income Trust	922	10,031
Insight Select Income Fund	612	9,987
Morgan Stanley Emerging Markets Debt Fund, Inc.	1,358	9,968
BlackRock Enhanced Government Fund, Inc.	1,067	9,966
TCW Strategic Income Fund, Inc.	2,100	9,954
Liberty All Star Growth Fund, Inc.	1,859	9,927
Lazard Global Total Return and Income Fund, Inc.	595	9,913
Nuveen Global High Income Fund	774	9,899
Western Asset High Yield Defined Opportunity Fund, Inc.	849	9,848
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	1,315	9,823
First Trust Specialty Finance and Financial Opportunities Fund	2,525	9,822
Voya Global Advantage and Premium Opportunity Fund	1,106	9,788
Tri-Continental Corp.	316	9,787
Nuveen Credit Strategies Income Fund	1,745	9,685
BNY Mellon High Yield Strategies Fund[2]	4,017	9,681
Eaton Vance Limited Duration Income Fund	991	9,652
Credit Suisse High Yield Bond Fund	4,742	9,579
Virtus Convertible & Income Fund	2,917	9,539
Virtus Convertible & Income Fund II	3,243	9,470
Royce Small-Capital Trust, Inc.	652	9,434
Voya Infrastructure Industrials and Materials Fund	922	9,432
Royce Global Trust, Inc.	845	9,396
Gabelli Global Utility & Income Trust	676	9,369
First Trust Senior Floating Rate Income Fund II	928	9,354
Royce Micro-Capital Trust, Inc.	1,003	9,218
Neuberger Berman Energy Infrastructure and Income Fund, Inc.	1,084	8,672
Aberdeen Asia-Pacific Income Fund, Inc.	3,198	8,571
First Trust Mortgage Income Fund	709	8,458
Nuveen Preferred & Income Opportunities Fund	1,131	8,449
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	424	8,438
BlackRock Resources & Commodities Strategy Trust	916	8,418
Nuveen Missouri Quality Municipal Income Fund	811	8,394
Highland Opportunities and Income Fund	1,320	8,250
BlackRock Municipal Income Trust II	621	6,713
Nuveen Multi-Asset Income Fund	508	6,274
BlackRock Energy and Resources Trust	468	6,187
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	310	5,952
Barings Global Short Duration High Yield Fund	406	5,867
Saba Capital Income & Opportunities Fund	792	5,576
Clough Global Opportunities Fund	1,006	5,412
BlackRock Virginia Municipal Bond Trust	390	4,325
Nuveen Multi-Market Income Fund	705	4,209
Putnam Premier Income Trust	1,149	4,113
Western Asset Municipal High Income Fund, Inc.	509	3,451
Cohen & Steers Select Preferred and Income Fund, Inc.	157	3,105
Western Asset Premier Bond Fund	293	3,074
Highland Global Allocation Fund	377	2,839
PIMCO New York Municipal Income Fund III	332	1,959
RiverNorth Capital and Income Fund	121	1,859
New America High Income Fund, Inc.	251	1,840
Special Opportunities Fund, Inc.	134	1,753
Clough Global Dividend and Income Fund	304	1,733
Nuveen Mortgage and Income Fund	86	1,550
High Income Securities Fund	207	1,447
Putnam Master Intermediate Income Trust	375	1,214
Nuveen Intermediate Duration Municipal Term Fund Liquidating Trust*	955	—
Total Closed-End Mutual Funds
(Cost $5,450,681)		5,882,221

	Face Amount
U.S. TREASURY BILLS†† - 18.7%
U.S. Treasury Bills
5.18% due 07/09/24[4,5]	$6,700,000	6,692,224
5.17% due 07/25/24[1,5]	5,100,000	5,082,201
5.26% due 07/25/24[1,5]	2,500,000	2,491,275
5.22% due 07/25/24[1,5]	1,500,000	1,494,765
Total U.S. Treasury Bills
(Cost $15,760,267)		15,760,465

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 5

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,6 - 5.3%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$2,487,546	$2,487,546
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	1,961,138	1,961,138
Total Repurchase Agreements
(Cost $4,448,684)		4,448,684

	Shares
SECURITIES LENDING COLLATERAL†,7 - 1.6%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[8]	1,374,645	1,374,645
Total Securities Lending Collateral
(Cost $1,374,645)		1,374,645

Total Investments - 94.0%
(Cost $79,658,340)		79,173,050

COMMON STOCKS SOLD SHORT† - (10.4)%
Communications - (0.3)%
Nokia Oyj ADR	65,113	(246,127)

Technology - (0.4)%
Synopsys, Inc.*	508	(302,291)

Consumer, Non-cyclical - (0.6)%
First Advantage Corp.	12,756	(204,989)
WillScot Mobile Mini Holdings Corp.*	8,978	(337,932)
Total Consumer, Non-cyclical		(542,921)

Financial - (3.2)%
SouthState Corp.	3,301	(252,263)
Capital One Financial Corp.	4,068	(563,214)
Eastern Bankshares, Inc.	66,440	(928,831)
UMB Financial Corp.	12,760	(1,064,439)
Total Financial		(2,808,747)

Energy - (5.9)%
Noble Corporation plc	7,682	(343,001)
Equities Corp.	15,172	(561,061)
ConocoPhillips	6,995	(800,088)
Chesapeake Energy Corp.	11,948	(982,006)
Schlumberger N.V.	23,247	(1,096,794)
Chevron Corp.	7,362	(1,151,564)
Total Energy		(4,934,514)

Total Common Stocks Sold Short
(Proceeds $8,727,270)		(8,834,600)

EXCHANGE-TRADED FUNDS SOLD SHORT***,† - (6.5)%
iShares Mortgage Real Estate ETF	124	(2,748)
Financial Select Sector SPDR Fund	67	(2,754)
Energy Select Sector SPDR Fund	37	(3,373)
iShares MBS ETF	38	(3,489)
VanEck Gold Miners ETF	216	(7,329)
iShares Agency Bond ETF	104	(11,192)
SPDR Gold Shares — Class D*	55	(11,825)
iShares Latin America 40 ETF	1,180	(29,217)
Materials Select Sector SPDR Fund	334	(29,495)
iShares JP Morgan USD Emerging Markets Bond ETF	351	(31,056)
Utilities Select Sector SPDR Fund	525	(35,774)
iShares MSCI All Country Asia ex Japan ETF	564	(40,597)
iShares Preferred & Income Securities ETF	1,334	(42,088)
iShares U.S. Real Estate ETF	481	(42,203)
iShares Floating Rate Bond ETF	896	(45,777)
iShares 7-10 Year Treasury Bond ETF	561	(52,538)
iShares iBoxx $ Investment Grade Corporate Bond ETF	617	(66,093)
iShares Core High Dividend ETF	631	(68,590)
Invesco Senior Loan ETF	3,912	(82,308)
SPDR S&P Biotech ETF	950	(88,074)
Schwab U.S. Aggregate Bond ETF	1,945	(88,653)
iShares Russell 1000 Growth ETF	264	(96,231)
iShares MSCI Emerging Markets ETF	3,257	(138,715)
iShares Russell 2000 Index ETF	688	(139,588)
VanEck High Yield Muni ETF	3,070	(158,565)
iShares TIPS Bond ETF	1,542	(164,655)
SPDR Bloomberg Convertible Securities ETF	2,732	(196,868)
Health Care Select Sector SPDR Fund	1,387	(202,155)
iShares iBoxx High Yield Corporate Bond ETF	3,826	(295,138)
iShares Russell 1000 Value ETF	2,587	(451,354)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	17,779	(452,298)
SPDR S&P 500 ETF Trust	848	(461,499)
iShares National Muni Bond ETF	4,603	(490,450)
iShares MSCI EAFE ETF	9,126	(714,840)
SPDR Nuveen Bloomberg Municipal Bond ETF	16,131	(737,993)
Total Exchange-Traded Funds Sold Short
(Proceeds $5,579,007)		(5,485,522)

Total Securities Sold Short - (16.9)%
(Proceeds $14,306,277)		$(14,320,122)
Other Assets & Liabilities, net - 22.9%		19,262,566
Total Net Assets - 100.0%		$84,115,494

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Sugar #11 Futures Contracts	437	Apr 2025	$9,607,707	$503,998
Gasoline RBOB Futures Contracts	101	Sep 2024	9,698,485	415,093
Live Cattle Futures Contracts	134	Aug 2024	9,930,740	102,853
WTI Crude Futures Contracts	17	Jul 2024	1,385,670	57,077
Low Sulphur Gas Oil Futures Contracts	16	Aug 2024	1,253,200	51,724
Brent Crude Futures Contracts	17	Jul 2024	1,443,980	47,402
NY Harbor ULSD Futures Contracts	7	Jul 2024	746,525	20,575
Sugar #11 Futures Contracts	16	Sep 2024	363,955	12,960
Coffee ‘C’ Futures Contracts	12	Sep 2024	1,024,425	12,562
LME Zinc Futures Contracts	5	Aug 2024	364,439	7,449
Cotton #2 Futures Contracts	57	Dec 2024	2,072,235	1,204
LME Lead Futures Contracts	9	Aug 2024	497,869	(1,755)
Soybean Meal Futures Contracts	14	Dec 2024	470,400	(9,424)
Copper Futures Contracts	3	Sep 2024	328,237	(13,720)
Silver Futures Contracts	3	Sep 2024	441,225	(17,649)
LME Primary Aluminum Futures Contracts	8	Aug 2024	501,806	(19,796)
Live Cattle Futures Contracts	37	Oct 2024	2,732,450	(22,317)
Gold 100 oz. Futures Contracts	3	Aug 2024	700,620	(24,669)
Cocoa Futures Contracts	5	Sep 2024	376,000	(72,259)
Natural Gas Futures Contracts	131	Aug 2024	3,408,620	(590,476)
			$47,348,588	$460,832
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	36	Sep 2024	$3,719,520	$21,985
Tokyo Stock Price Index Futures Contracts	5	Sep 2024	880,558	21,635
Nikkei 225 (OSE) Index Futures Contracts	3	Sep 2024	742,055	21,514
CBOE Volatility Index Futures Contracts	62	Sep 2024	980,840	6,434
FTSE MIB Index Futures Contracts	2	Sep 2024	358,138	5,678
Dow Jones Industrial Average Index Mini Futures Contracts	28	Sep 2024	5,527,900	2,245
S&P 500 Index Mini Futures Contracts	21	Sep 2024	5,799,675	1,811
DAX Index Futures Contracts	1	Sep 2024	493,437	1,546
NASDAQ-100 Index Mini Futures Contracts	11	Sep 2024	4,385,150	1,244
IBEX 35 Index Futures Contracts††	5	Jul 2024	584,123	59
Euro STOXX 50 Index Futures Contracts	7	Sep 2024	370,438	(1,117)
CAC 40 10 Euro Index Futures Contracts	3	Jul 2024	241,498	(1,367)
S&P/TSX 60 IX Index Futures Contracts	3	Sep 2024	574,554	(1,575)
SPI 200 Index Futures Contracts	7	Sep 2024	903,135	(3,216)
FTSE 100 Index Futures Contracts	10	Sep 2024	1,038,177	(8,517)
OMX Stockholm 30 Index Futures Contracts††	28	Jul 2024	676,903	(18,243)
CBOE Volatility Index Futures Contracts	553	Aug 2024	8,256,290	(122,960)
			$35,532,391	$(72,844)
Interest Rate Futures Contracts Purchased†
Euro - Bund Futures Contracts	102	Sep 2024	$14,374,863	$146,116
Euro - BTP Italian Government Bond Futures Contracts††	84	Sep 2024	10,374,671	(52,169)
Euro - OATS Futures Contracts	232	Sep 2024	30,595,264	(172,572)
			$55,344,798	$(78,625)
Currency Futures Contracts Purchased†
New Zealand Dollar Futures Contracts	182	Sep 2024	$11,086,530	$(39,143)
British Pound Futures Contracts	141	Sep 2024	11,146,050	(63,871)
Japanese Yen Futures Contracts	74	Sep 2024	5,818,713	(141,886)
			$28,051,293	$(244,900)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Sold Short†
Australian Government 10 Year Bond Futures Contracts	282	Sep 2024	$21,226,191	$114,953
Long Gilt Futures Contracts††	77	Sep 2024	9,496,391	36,766
U.S. Treasury Ultra Long Bond Futures Contracts	9	Sep 2024	1,121,062	6,758
U.S. Treasury Long Bond Futures Contracts	12	Sep 2024	1,414,125	5,229
Canadian Government 10 Year Bond Futures Contracts ††	67	Sep 2024	5,877,520	3,431
Euro - 30 year Bond Futures Contracts	3	Sep 2024	417,615	1,080
U.S. Treasury 10 Year Note Futures Contracts	275	Sep 2024	30,211,328	(40,385)
			$69,764,232	$127,832
Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	206	Sep 2024	$28,933,988	$129,480
Euro FX Futures Contracts	46	Sep 2024	6,181,537	27,511
Canadian Dollar Futures Contracts	40	Sep 2024	2,929,000	(13,712)
Australian Dollar Futures Contracts	53	Sep 2024	3,543,315	(34,448)
			$41,587,840	$108,831
Commodity Futures Contracts Sold Short†
Natural Gas Futures Contracts	137	Sep 2024	$3,692,150	$600,394
Corn Futures Contracts	80	Sep 2024	1,634,000	172,731
Live Cattle Futures Contracts	195	Dec 2024	14,484,600	105,617
Soybean Futures Contracts	36	Nov 2024	1,989,900	66,599
Hard Red Winter Wheat Futures Contracts	21	Sep 2024	616,613	56,196
Natural Gas Futures Contracts	17	Jul 2024	443,020	44,267
Wheat Futures Contracts	24	Sep 2024	690,300	44,231
Soybean Oil Futures Contracts	59	Dec 2024	1,551,228	(6,204)
Cattle Feeder Futures Contracts	16	Aug 2024	2,072,200	(24,805)
Cotton #2 Futures Contracts	120	May 2025	4,539,600	(27,468)
Lean Hogs Futures Contracts	30	Aug 2024	1,074,600	(33,695)
Gasoline RBOB Futures Contracts	71	Jul 2024	7,482,136	(367,841)
Sugar #11 Futures Contracts	380	Feb 2025	8,771,616	(563,636)
			$49,041,963	$66,386
Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	453	Oct 2024	$8,231,010	$(23,653)
CBOE Volatility Index Futures Contracts	195	Jul 2024	2,739,750	(45,985)
			$10,970,760	$(69,638)

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	$16,424,945	$1,260,280
Goldman Sachs International	GS Equity Market Neutral Custom Basket	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	05/17/28	15,904,979	784,434
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	17,798,755	540,257
Goldman Sachs International	GS Long/Short Equity Custom Basket	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	05/16/28	17,798,727	491,080
						$67,927,406	$3,076,051
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Equity Market Neutral Custom Basket	Receive	5.12% (Federal Funds Rate - 0.21%)	At Maturity	05/16/28	16,281,377	429,628
Goldman Sachs International	GS Long/Short Equity Custom Basket	Receive	5.12% (Federal Funds Rate - 0.21%)	At Maturity	05/16/28	11,818,901	369,813
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	5.02% (Federal Funds Rate - 0.31%)	At Maturity	08/31/28	11,987,619	323,896
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Receive	5.02% (Federal Funds Rate - 0.31%)	At Maturity	08/31/28	16,479,863	(676,636)
						$56,567,760	$446,701

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 9

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET
Industrial
Mueller Industries, Inc.	3,143	1.01%	$52,547
Teekay Corp.	18,408	0.93%	41,885
International Seaways, Inc.	2,858	0.95%	40,736
Teekay Tankers Ltd. — Class A	2,239	0.87%	40,361
Apogee Enterprises, Inc.	2,900	1.02%	35,232
Owens Corning	697	0.68%	32,827
Scorpio Tankers, Inc.	1,642	0.75%	32,707
Ardmore Shipping Corp.	2,101	0.27%	21,199
Argan, Inc.	697	0.29%	20,382
TD SYNNEX Corp.	1,400	0.91%	13,888
Boise Cascade Co.	1,217	0.82%	5,712
Lindsay Corp.	425	0.29%	3,738
Caterpillar, Inc.	470	0.88%	2,105
AZZ, Inc.	743	0.32%	1,382
UFP Industries, Inc.	1,189	0.75%	1,295
Mettler-Toledo International, Inc.	33	0.26%	(1,294)
Terex Corp.	1,661	0.51%	(1,412)
Snap-on, Inc.	501	0.74%	(2,605)
Kennametal, Inc.	1,551	0.21%	(2,659)
Vishay Intertechnology, Inc.	7,804	0.98%	(3,578)
Masterbrand, Inc.	2,510	0.21%	(5,960)
Atkore, Inc.	684	0.52%	(6,477)
Vontier Corp.	4,573	0.98%	(6,639)
Griffon Corp.	1,346	0.48%	(6,706)
Acuity Brands, Inc.	638	0.87%	(8,195)
Avnet, Inc.	3,348	0.97%	(9,091)
Dorian LPG Ltd.	1,375	0.32%	(11,156)
AGCO Corp.	667	0.37%	(11,312)
Sonoco Products Co.	2,949	0.84%	(17,213)
Total Industrial			251,699

Communications
InterDigital, Inc.	1,551	1.02%	52,469
AT&T, Inc.	9,862	1.06%	34,757
eBay, Inc.	3,072	0.93%	32,678
IDT Corp. — Class B	3,803	0.77%	31,224
Verizon Communications, Inc.	4,339	1.01%	24,159
T-Mobile US, Inc.	999	0.99%	19,100
Gogo, Inc.	6,923	0.37%	4,038
Yelp, Inc. — Class A	5,029	1.04%	3,774
Ciena Corp.	1,743	0.47%	(727)
Fox Corp. — Class B	5,580	1.00%	(1,277)
Spok Holdings, Inc.	5,818	0.48%	(3,477)
TEGNA, Inc.	10,362	0.81%	(4,426)
Ooma, Inc.	9,273	0.52%	(10,162)
Cisco Systems, Inc.	3,935	1.05%	(12,580)
Total Communications			169,550

Technology
Immersion Corp.	11,519	0.61%	29,879
Cirrus Logic, Inc.	590	0.42%	21,555
NetApp, Inc.	792	0.57%	19,327
Amkor Technology, Inc.	2,197	0.49%	16,106
Clear Secure, Inc. — Class A	4,575	0.48%	6,105
Playtika Holding Corp.	5,858	0.26%	4,753
Qualys, Inc.	630	0.50%	4,187
Adeia, Inc.	4,516	0.28%	2,580
IPG Photonics Corp.	660	0.31%	(1,560)
Teradata Corp.	1,376	0.27%	(2,185)
Photronics, Inc.	2,138	0.30%	(6,782)
Dropbox, Inc. — Class A	8,321	1.05%	(7,553)
Amdocs Ltd.	2,339	1.04%	(11,734)
Zoom Video Communications, Inc. — Class A	2,898	0.96%	(13,014)
Total Technology			61,664

Consumer, Non-cyclical
United Therapeutics Corp.	644	1.15%	58,809
Innoviva, Inc.	11,235	1.04%	27,154
Merck & Company, Inc.	1,392	0.97%	20,527
Perdoceo Education Corp.	3,399	0.41%	16,485
Organon & Co.	2,462	0.29%	7,225
Cal-Maine Foods, Inc.	1,251	0.43%	4,543
Amgen, Inc.	126	0.22%	4,452
Alarm.com Holdings, Inc.	638	0.23%	3,739
Neurocrine Biosciences, Inc.	1,329	1.03%	3,422
Exelixis, Inc.	1,656	0.21%	979
Stride, Inc.	873	0.35%	921
Gilead Sciences, Inc.	2,809	1.08%	378
Pacira BioSciences, Inc.	2,181	0.35%	(337)
Becton Dickinson & Co.	153	0.20%	(357)
LiveRamp Holdings, Inc.	1,139	0.20%	(683)
Biogen, Inc.	166	0.22%	(704)
Catalyst Pharmaceuticals, Inc.	6,549	0.57%	(1,587)
Zimmer Biomet Holdings, Inc.	471	0.29%	(1,976)
Amphastar Pharmaceuticals, Inc.	858	0.19%	(2,105)
Centene Corp.	705	0.26%	(2,381)
Harmony Biosciences Holdings, Inc.	1,211	0.21%	(2,633)
ZipRecruiter, Inc. — Class A	4,745	0.24%	(3,361)
United Rentals, Inc.	174	0.63%	(3,371)
Xencor, Inc.	1,536	0.16%	(4,286)
OraSure Technologies, Inc.	7,616	0.18%	(4,479)
USANA Health Sciences, Inc.	1,395	0.35%	(4,837)

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Inmode Ltd.	2,459	0.25%	$(5,328)
Upbound Group, Inc.	2,074	0.36%	(5,647)
Alkermes plc	2,825	0.38%	(5,665)
Johnson & Johnson	1,223	1.00%	(7,995)
Collegium Pharmaceutical, Inc.	4,154	0.75%	(10,395)
Royalty Pharma plc — Class A	5,007	0.74%	(12,371)
Molina Healthcare, Inc.	487	0.81%	(15,525)
Jazz Pharmaceuticals plc	1,672	1.00%	(18,142)
Bristol-Myers Squibb Co.	4,373	1.02%	(54,809)
Total Consumer, Non-cyclical			(20,340)

Consumer, Cyclical
Allison Transmission Holdings, Inc.	2,402	1.02%	31,943
KB Home	2,158	0.85%	24,496
M/I Homes, Inc.	880	0.60%	23,166
Lennar Corp. — Class A	1,142	0.96%	18,550
Monarch Casino & Resort, Inc.	2,215	0.85%	5,504
General Motors Co.	3,986	1.04%	5,313
Build-A-Bear Workshop, Inc. — Class A	2,238	0.32%	1,452
Dillard’s, Inc. — Class A	152	0.38%	733
Cummins, Inc.	645	1.00%	(1,286)
Toll Brothers, Inc.	567	0.37%	(2,103)
Ethan Allen Interiors, Inc.	1,991	0.31%	(2,271)
Golden Entertainment, Inc.	1,651	0.29%	(3,292)
PACCAR, Inc.	1,651	0.95%	(3,942)
Buckle, Inc.	3,517	0.73%	(4,073)
Sonos, Inc.	3,441	0.29%	(4,260)
Visteon Corp.	866	0.52%	(4,491)
Movado Group, Inc.	3,578	0.50%	(4,809)
Mattel, Inc.	4,371	0.40%	(5,512)
BorgWarner, Inc.	4,578	0.83%	(6,884)
Meritage Homes Corp.	632	0.57%	(9,201)
Carter’s, Inc.	1,640	0.57%	(9,610)
MasterCraft Boat Holdings, Inc.	4,140	0.44%	(12,767)
Wabash National Corp.	3,486	0.43%	(16,410)
GMS, Inc.	1,994	0.90%	(16,459)
Lear Corp.	1,479	0.95%	(17,940)
Polaris, Inc.	1,872	0.82%	(25,206)
MSC Industrial Direct Company, Inc. — Class A	2,126	0.95%	(33,680)
Total Consumer, Cyclical			(73,039)

Financial
MGIC Investment Corp.	8,453	1.02%	32,804
Synchrony Financial	3,560	0.94%	30,640
Essent Group Ltd.	3,152	1.00%	23,364
Enact Holdings, Inc.	5,910	1.02%	12,685
International Bancshares Corp.	990	0.32%	12,458
NMI Holdings, Inc. — Class A	2,738	0.52%	11,826
Preferred Bank/Los Angeles CA	1,935	0.82%	8,292
Janus Henderson Group plc	4,964	0.94%	7,580
Everest Group Ltd.	288	0.62%	2,885
Central Pacific Financial Corp.	3,159	0.38%	1,868
Ally Financial, Inc.	1,863	0.42%	1,159
Enova International, Inc.	1,245	0.44%	939
OneMain Holdings, Inc.	1,958	0.53%	937
Hilltop Holdings, Inc.	3,279	0.58%	713
Equity Commonwealth	9,334	1.02%	325
MetLife, Inc.	2,569	1.01%	157
Jackson Financial, Inc. — Class A	1,335	0.56%	45
SiriusPoint Ltd.	4,702	0.32%	(279)
Western Union Co.	6,817	0.47%	(5,230)
Total Financial			143,168

Utilities
OGE Energy Corp.	4,989	1.00%	9,778
Black Hills Corp.	3,251	0.99%	5,467
National Fuel Gas Co.	3,186	0.97%	5,020
ONE Gas, Inc.	2,885	1.03%	(2,503)
Otter Tail Corp.	1,446	0.71%	(2,901)
WEC Energy Group, Inc.	2,207	0.97%	(5,866)
CMS Energy Corp.	2,890	0.97%	(7,082)
Total Utilities			1,913

Basic Materials
Arcadium Lithium plc	2	0.00%	7
Sylvamo Corp.	863	0.33%	(2,266)
CF Industries Holdings, Inc.	1,251	0.52%	(5,898)
Total Basic Materials			(8,157)

Energy
Marathon Petroleum Corp.	458	0.45%	14,037
Cheniere Energy, Inc.	689	0.68%	8,655
Valero Energy Corp.	720	0.63%	2,138
HF Sinclair Corp.	2,215	0.66%	(793)
Liberty Energy, Inc. — Class A	1,766	0.21%	(1,537)
PBF Energy, Inc. — Class A	3,968	1.03%	(1,738)
SandRidge Energy, Inc.	4,734	0.34%	(4,217)
Par Pacific Holdings, Inc.	1,441	0.20%	(8,142)
CVR Energy, Inc.	6,674	1.00%	(24,667)
Total Energy			(16,264)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 11

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	4,235	0.71%	$30,063
Total MS Long/Short Equity Long Custom Basket			$540,257

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET

Technology
Paycor HCM, Inc.	10,734	(1.13)%	85,045
Dayforce, Inc.	3,636	(1.50)%	41,766
Privia Health Group, Inc.	9,706	(1.41)%	28,063
Braze, Inc. — Class A	3,208	(1.04)%	22,024
Take-Two Interactive Software, Inc.	1,080	(1.40)%	(1,046)
KBR, Inc.	2,873	(1.54)%	(5,715)
ACV Auctions, Inc. — Class A	9,410	(1.43)%	(7,019)
Parsons Corp.	2,412	(1.65)%	(17,409)
SiTime Corp.	562	(0.58)%	(18,087)
Total Technology			127,622

Utilities
Middlesex Water Co.	3,319	(1.45)%	11,390
AES Corp.	8,587	(1.26)%	2,873
PNM Resources, Inc.	4,677	(1.44)%	500
Total Utilities			14,763

Consumer, Cyclical
Walgreens Boots Alliance, Inc.	9,981	(1.01)%	79,258
Floor & Decor Holdings, Inc. — Class A	956	(0.79)%	18,353
Camping World Holdings, Inc. — Class A	4,706	(0.70)%	10,066
Allegiant Travel Co. — Class A	2,327	(0.98)%	7,759
DraftKings, Inc. — Class A	1,682	(0.54)%	2,420
Copart, Inc.	2,824	(1.28)%	(670)
VSE Corp.	758	(0.56)%	(2,657)
CarMax, Inc.	1,790	(1.10)%	(6,155)
JetBlue Airways Corp.	22,251	(1.13)%	(11,010)
Freshpet, Inc.	941	(1.02)%	(18,611)
Total Consumer, Cyclical			78,753

Consumer, Non-cyclical
Avis Budget Group, Inc.	828	(0.72)%	11,504
Hertz Global Holdings, Inc.	18,681	(0.55)%	11,506
U-Haul Holding Co.	1,907	(0.98)%	5,025
CBIZ, Inc.	2,354	(1.46)%	4,398
NeoGenomics, Inc.	6,314	(0.73)%	3,960
RB Global, Inc.	1,522	(0.97)%	(4,532)
GXO Logistics, Inc.	3,532	(1.49)%	(5,715)
Equifax, Inc.	757	(1.53)%	(7,274)
TransUnion	1,668	(1.03)%	(7,732)
Spectrum Brands Holdings, Inc.	2,052	(1.47)%	(14,221)
RxSight, Inc.	1,164	(0.58)%	(23,254)
Total Consumer, Non-cyclical			(26,335)

Financial
Kennedy-Wilson Holdings, Inc.	17,360	(1.41)%	68,150
New York Mortgage Trust, Inc.	25,996	(1.27)%	43,991
Americold Realty Trust, Inc.	6,560	(1.40)%	36,091
PotlatchDeltic Corp.	4,188	(1.38)%	25,449
Marcus & Millichap, Inc.	5,787	(1.52)%	24,106
Cannae Holdings, Inc.	8,866	(1.34)%	21,471
Howard Hughes Holdings, Inc.	2,708	(1.46)%	10,864
TFS Financial Corp.	13,895	(1.46)%	10,168
Terreno Realty Corp.	1,231	(0.61)%	5,388
Equinix, Inc.	174	(1.10)%	4,388
Sun Communities, Inc.	1,520	(1.53)%	3,501
Northern Trust Corp.	1,979	(1.39)%	(134)
American Tower Corp. — Class A	183	(0.30)%	(271)
State Street Corp.	2,414	(1.49)%	(1,050)
Veris Residential, Inc.	8,760	(1.10)%	(1,308)
Rexford Industrial Realty, Inc.	4,033	(1.50)%	(1,324)
Ventas, Inc.	1,475	(0.63)%	(2,085)
Capitol Federal Financial, Inc.	22,634	(1.04)%	(2,290)
CBRE Group, Inc. — Class A	1,012	(0.75)%	(2,720)
Digital Realty Trust, Inc.	442	(0.56)%	(3,419)
Prologis, Inc.	874	(0.82)%	(4,859)
Redwood Trust, Inc.	27,726	(1.50)%	(7,219)
Bank of New York Mellon Corp.	3,066	(1.53)%	(7,996)
Iron Mountain, Inc.	1,044	(0.78)%	(11,209)
Apartment Investment and Management Co. — Class A	22,446	(1.55)%	(12,228)
Elme Communities	11,689	(1.55)%	(19,614)
Welltower, Inc.	1,714	(1.49)%	(29,596)
FTAI Infrastructure, Inc.	19,286	(1.39)%	(56,142)
Total Financial			90,103

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Energy
Dril-Quip, Inc.	7,477	(1.16)%	$19,504
NOV, Inc.	10,291	(1.63)%	(806)
Valaris Ltd.	2,495	(1.55)%	(8,253)
Oceaneering International, Inc.	6,494	(1.28)%	(8,759)
Antero Resources Corp.	5,273	(1.44)%	(25,878)
Archrock, Inc.	6,284	(1.06)%	(38,264)
TechnipFMC plc	7,400	(1.61)%	(40,582)
Total Energy			(103,038)

Industrial
Norfolk Southern Corp.	812	(1.45)%	20,095
Old Dominion Freight Line, Inc.	746	(1.10)%	17,888
XPO, Inc.	705	(0.62)%	12,007
Boeing Co.	721	(1.09)%	7,333
Knight-Swift Transportation Holdings, Inc.	3,804	(1.58)%	7,041
Xylem, Inc.	1,296	(1.47)%	4,684
Saia, Inc.	165	(0.65)%	2,584
Montrose Environmental Group, Inc.	984	(0.37)%	2,132
GATX Corp.	1,352	(1.49)%	(5,974)
Casella Waste Systems, Inc. — Class A	1,832	(1.52)%	(27,844)
RXO, Inc.	8,710	(1.90)%	(38,195)
Total Industrial			1,751

Communications
Boston Omaha Corp. — Class A	7,210	(0.81)%	10,890
Uber Technologies, Inc.	2,244	(1.36)%	(15,174)
Total Communications			(4,284)

Basic Materials
Piedmont Lithium, Inc.	4,703	(0.39)%	105,972
Compass Minerals International, Inc.	4,217	(0.36)%	46,598
Novagold Resources, Inc.	24,873	(0.72)%	12,225
MP Materials Corp.	3,338	(0.35)%	9,457
Ivanhoe Electric Incorporated / US	11,498	(0.90)%	5,083
Arcadium Lithium plc	2	0.00%	4
Newmont Corp.	1,195	(0.42)%	(1,279)
Hecla Mining Co.	10,905	(0.44)%	(4,729)
Kronos Worldwide, Inc.	9,402	(0.98)%	(28,770)
Total Basic Materials			144,561
Total MS Long/Short Equity Short Custom Basket			$323,896

GS LONG/SHORT EQUITY LONG CUSTOM BASKET
Industrial
Teekay Corp.	18,408	0.93%	41,013
Apogee Enterprises, Inc.	2,900	1.02%	41,007
Teekay Tankers Ltd. — Class A	2,239	0.87%	40,232
International Seaways, Inc.	2,858	0.95%	39,168
Owens Corning	697	0.68%	32,967
Ardmore Shipping Corp.	2,101	0.27%	19,518
Argan, Inc.	697	0.29%	17,907
Mueller Industries, Inc.	3,143	1.01%	17,573
Scorpio Tankers, Inc.	1,642	0.75%	16,950
TD SYNNEX Corp.	1,400	0.91%	14,336
UFP Industries, Inc.	1,189	0.75%	6,255
Lindsay Corp.	425	0.29%	3,740
Caterpillar, Inc.	470	0.88%	2,119
AZZ, Inc.	743	0.32%	1,042
Terex Corp.	1,661	0.51%	(1,211)
Mettler-Toledo International, Inc.	33	0.26%	(1,256)
Kennametal, Inc.	1,551	0.21%	(2,591)
Snap-on, Inc.	501	0.74%	(3,370)
Vishay Intertechnology, Inc.	7,804	0.98%	(3,417)
Masterbrand, Inc.	2,510	0.21%	(5,938)
Griffon Corp.	1,346	0.48%	(6,208)
Atkore, Inc.	684	0.52%	(6,327)
Vontier Corp.	4,573	0.98%	(6,726)
Acuity Brands, Inc.	638	0.87%	(8,176)
Avnet, Inc.	3,348	0.97%	(8,631)
Dorian LPG Ltd.	1,375	0.32%	(10,852)
AGCO Corp.	667	0.37%	(11,281)
Sonoco Products Co.	2,949	0.84%	(17,121)
Boise Cascade Co.	1,217	0.82%	(18,868)
Total Industrial			181,854

Communications
InterDigital, Inc.	1,551	1.02%	51,212
AT&T, Inc.	9,862	1.06%	33,237
eBay, Inc.	3,072	0.93%	32,545
IDT Corp. — Class B	3,803	0.77%	31,155
Verizon Communications, Inc.	4,339	1.01%	21,887
T-Mobile US, Inc.	999	0.99%	18,993
Yelp, Inc. — Class A	5,029	1.04%	3,793
Gogo, Inc.	6,923	0.37%	3,147
Cisco Systems, Inc.	3,935	1.05%	2,898
Ciena Corp.	1,743	0.47%	(716)
Fox Corp. — Class B	5,580	1.00%	(1,177)
Spok Holdings, Inc.	5,818	0.48%	(3,763)
TEGNA, Inc.	10,362	0.81%	(4,730)
Ooma, Inc.	9,273	0.52%	(10,099)
Total Communications			178,382

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 13

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Technology
Immersion Corp.	11,519	0.61%	$29,832
Cirrus Logic, Inc.	590	0.42%	21,627
NetApp, Inc.	792	0.57%	19,483
Amkor Technology, Inc.	2,197	0.49%	16,116
Clear Secure, Inc. — Class A	4,575	0.48%	5,678
Playtika Holding Corp.	5,858	0.26%	4,871
Qualys, Inc.	630	0.50%	4,269
Adeia, Inc.	4,516	0.28%	2,620
IPG Photonics Corp.	660	0.31%	(1,538)
Teradata Corp.	1,376	0.27%	(2,165)
Photronics, Inc.	2,138	0.30%	(6,519)
Dropbox, Inc. — Class A	8,321	1.05%	(7,634)
Amdocs Ltd.	2,339	1.04%	(11,931)
Zoom Video Communications, Inc. — Class A	2,898	0.96%	(13,233)
Total Technology			61,476

Consumer, Non-cyclical
United Therapeutics Corp.	644	1.15%	58,997
Innoviva, Inc.	11,235	1.04%	29,871
Merck & Company, Inc.	1,392	0.97%	20,593
Perdoceo Education Corp.	3,399	0.41%	15,985
Organon & Co.	2,462	0.29%	7,046
Amgen, Inc.	126	0.22%	4,434
Alarm.com Holdings, Inc.	638	0.23%	3,843
Cal-Maine Foods, Inc.	1,251	0.43%	3,584
Neurocrine Biosciences, Inc.	1,329	1.03%	2,696
Stride, Inc.	873	0.35%	993
Exelixis, Inc.	1,656	0.21%	886
Gilead Sciences, Inc.	2,809	1.08%	271
Becton Dickinson & Co.	153	0.20%	(410)
Pacira BioSciences, Inc.	2,181	0.35%	(519)
Biogen, Inc.	166	0.22%	(711)
LiveRamp Holdings, Inc.	1,139	0.20%	(814)
Catalyst Pharmaceuticals, Inc.	6,549	0.57%	(1,829)
Zimmer Biomet Holdings, Inc.	471	0.29%	(1,973)
Amphastar Pharmaceuticals, Inc.	858	0.19%	(2,168)
Centene Corp.	705	0.26%	(2,442)
Harmony Biosciences Holdings, Inc.	1,211	0.21%	(2,715)
United Rentals, Inc.	174	0.63%	(3,423)
ZipRecruiter, Inc. — Class A	4,745	0.24%	(3,663)
OraSure Technologies, Inc.	7,616	0.18%	(4,240)
Xencor, Inc.	1,536	0.16%	(4,462)
Alkermes plc	2,825	0.38%	(4,944)
USANA Health Sciences, Inc.	1,395	0.35%	(4,991)
Inmode Ltd.	2,459	0.25%	(5,348)
Upbound Group, Inc.	2,074	0.36%	(5,632)
Johnson & Johnson	1,223	1.00%	(8,176)
Collegium Pharmaceutical, Inc.	4,154	0.75%	(10,496)
Royalty Pharma plc — Class A	5,007	0.74%	(13,600)
Molina Healthcare, Inc.	487	0.81%	(15,393)
Jazz Pharmaceuticals plc	1,672	1.00%	(18,129)
Bristol-Myers Squibb Co.	4,373	1.02%	(30,526)
Total Consumer, Non-cyclical			2,595

Consumer, Cyclical
KB Home	2,158	0.85%	25,252
Allison Transmission Holdings, Inc.	2,402	1.02%	24,238
M/I Homes, Inc.	880	0.60%	23,785
Lennar Corp. — Class A	1,142	0.96%	18,640
Monarch Casino & Resort, Inc.	2,215	0.85%	5,428
General Motors Co.	3,986	1.04%	5,228
Build-A-Bear Workshop, Inc. — Class A	2,238	0.32%	1,601
Dillard’s, Inc. — Class A	152	0.38%	981
Cummins, Inc.	645	1.00%	(1,176)
Toll Brothers, Inc.	567	0.37%	(2,023)
Ethan Allen Interiors, Inc.	1,991	0.31%	(2,273)
Golden Entertainment, Inc.	1,651	0.29%	(3,185)
Buckle, Inc.	3,517	0.73%	(3,809)
PACCAR, Inc.	1,651	0.95%	(3,897)
Sonos, Inc.	3,441	0.29%	(4,101)
Movado Group, Inc.	3,578	0.50%	(4,266)
Visteon Corp.	866	0.52%	(4,482)
Mattel, Inc.	4,371	0.40%	(5,389)
BorgWarner, Inc.	4,578	0.83%	(6,627)
Meritage Homes Corp.	632	0.57%	(9,088)
Carter’s, Inc.	1,640	0.57%	(9,767)
Wabash National Corp.	3,486	0.43%	(16,346)
GMS, Inc.	1,994	0.90%	(16,595)
MasterCraft Boat Holdings, Inc.	4,140	0.44%	(17,638)
Lear Corp.	1,479	0.95%	(17,833)
MSC Industrial Direct Company, Inc. — Class A	2,126	0.95%	(20,267)
Polaris, Inc.	1,872	0.82%	(25,139)
Total Consumer, Cyclical			(68,748)

Financial
Synchrony Financial	3,560	0.94%	30,869
Essent Group Ltd.	3,152	1.00%	27,247
Preferred Bank/Los Angeles CA	1,935	0.82%	13,936

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Enact Holdings, Inc.	5,910	1.02%	$12,792
NMI Holdings, Inc. — Class A	2,738	0.52%	11,501
MGIC Investment Corp.	8,453	1.02%	9,857
Janus Henderson Group plc	4,964	0.94%	7,320
International Bancshares Corp.	990	0.32%	6,738
Everest Group Ltd.	288	0.62%	2,820
Central Pacific Financial Corp.	3,159	0.38%	1,827
Ally Financial, Inc.	1,863	0.42%	1,118
Enova International, Inc.	1,245	0.44%	885
OneMain Holdings, Inc.	1,958	0.53%	803
Hilltop Holdings, Inc.	3,279	0.58%	706
MetLife, Inc.	2,569	1.01%	660
Jackson Financial, Inc. — Class A	1,335	0.56%	374
Equity Commonwealth	9,334	1.02%	363
SiriusPoint Ltd.	4,702	0.32%	163
Western Union Co.	6,817	0.47%	(4,985)
Total Financial			124,994

Utilities
OGE Energy Corp.	4,989	1.00%	9,367
National Fuel Gas Co.	3,186	0.97%	7,787
Black Hills Corp.	3,251	0.99%	4,918
ONE Gas, Inc.	2,885	1.03%	(2,646)
Otter Tail Corp.	1,446	0.71%	(2,986)
WEC Energy Group, Inc.	2,207	0.97%	(5,647)
CMS Energy Corp.	2,890	0.97%	(7,194)
Total Utilities			3,599

Basic Materials
Sylvamo Corp.	863	0.33%	(2,258)
CF Industries Holdings, Inc.	1,251	0.52%	(5,952)
Total Basic Materials			(8,210)

Energy
Cheniere Energy, Inc.	689	0.68%	18,015
Marathon Petroleum Corp.	458	0.45%	9,052
Valero Energy Corp.	720	0.63%	2,309
HF Sinclair Corp.	2,215	0.66%	(578)
Liberty Energy, Inc. — Class A	1,766	0.21%	(1,685)
SandRidge Energy, Inc.	4,734	0.34%	(4,306)
PBF Energy, Inc. — Class A	3,968	1.03%	(4,345)
Par Pacific Holdings, Inc.	1,441	0.20%	(8,239)
CVR Energy, Inc.	6,674	1.00%	(25,034)
Total Energy			(14,811)

Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	4,235	0.71%	29,949
Total GS Long/Short Equity Long Custom Basket			$491,080

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET

Technology
Paycor HCM, Inc.	10,734	(1.16)%	75,837
Dayforce, Inc.	3,636	(1.53)%	41,494
Braze, Inc. — Class A	3,208	(1.05)%	22,232
Take-Two Interactive Software, Inc.	1,080	(1.42)%	(1,044)
KBR, Inc.	2,873	(1.56)%	(6,222)
ACV Auctions, Inc. — Class A	9,410	(1.45)%	(6,815)
Parsons Corp.	2,412	(1.67)%	(17,612)
SiTime Corp.	562	(0.59)%	(18,046)
Total Technology			89,824

Utilities
AES Corp.	8,587	(1.28)%	27,853
Middlesex Water Co.	3,319	(1.47)%	11,336
PNM Resources, Inc.	4,677	(1.46)%	701
Total Utilities			39,890

Consumer, Cyclical
Walgreens Boots Alliance, Inc.	9,981	(1.02)%	90,758
Floor & Decor Holdings, Inc. — Class A	956	(0.80)%	17,706
Camping World Holdings, Inc. — Class A	4,706	(0.71)%	9,821
Allegiant Travel Co. — Class A	2,327	(0.99)%	7,579
DraftKings, Inc. — Class A	1,682	(0.54)%	2,452
Copart, Inc.	2,824	(1.29)%	(825)
VSE Corp.	758	(0.57)%	(2,629)
CarMax, Inc.	1,790	(1.11)%	(6,189)
JetBlue Airways Corp.	22,251	(1.15)%	(11,157)
Freshpet, Inc.	941	(1.03)%	(18,232)
Total Consumer, Cyclical			89,284

Consumer, Non-cyclical
Hertz Global Holdings, Inc.	18,681	(0.56)%	11,500
Avis Budget Group, Inc.	828	(0.73)%	11,273
U-Haul Holding Co.	1,907	(1.00)%	5,235
CBIZ, Inc.	2,354	(1.48)%	4,622
NeoGenomics, Inc.	6,314	(0.74)%	3,746

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 15

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
GXO Logistics, Inc.	3,532	(1.51)%	$(4,514)
RB Global, Inc.	1,522	(0.98)%	(4,751)
Equifax, Inc.	757	(1.55)%	(7,352)
TransUnion	1,668	(1.05)%	(7,877)
Spectrum Brands Holdings, Inc.	2,052	(1.49)%	(14,463)
RxSight, Inc.	1,164	(0.59)%	(22,953)
Total Consumer, Non-cyclical			(25,534)

Financial
Kennedy-Wilson Holdings, Inc.	17,360	(1.43)%	78,358
New York Mortgage Trust, Inc.	25,996	(1.28)%	43,779
PotlatchDeltic Corp.	4,188	(1.40)%	25,584
Marcus & Millichap, Inc.	5,787	(1.54)%	23,964
Americold Realty Trust, Inc.	6,560	(1.42)%	22,427
Cannae Holdings, Inc.	8,866	(1.36)%	21,401
Sun Communities, Inc.	1,520	(1.55)%	14,618
Howard Hughes Holdings, Inc.	2,708	(1.49)%	10,748
TFS Financial Corp.	13,895	(1.48)%	8,082
Terreno Realty Corp.	1,231	(0.62)%	5,814
Northern Trust Corp.	1,979	(1.41)%	(206)
American Tower Corp. — Class A	183	(0.30)%	(258)
State Street Corp.	2,414	(1.51)%	(1,067)
Equinix, Inc.	174	(1.11)%	(1,142)
Veris Residential, Inc.	8,760	(1.11)%	(1,298)
Rexford Industrial Realty, Inc.	4,033	(1.52)%	(1,756)
Ventas, Inc.	1,475	(0.64)%	(1,901)
Capitol Federal Financial, Inc.	22,634	(1.05)%	(2,059)
CBRE Group, Inc. — Class A	1,012	(0.76)%	(2,978)
Digital Realty Trust, Inc.	442	(0.57)%	(3,420)
Prologis, Inc.	874	(0.83)%	(4,784)
Redwood Trust, Inc.	27,726	(1.52)%	(7,291)
Bank of New York Mellon Corp.	3,066	(1.55)%	(8,082)
Iron Mountain, Inc.	1,044	(0.79)%	(11,126)
Apartment Investment and Management Co. — Class A	22,446	(1.57)%	(12,361)
Elme Communities	11,689	(1.58)%	(19,659)
Welltower, Inc.	1,714	(1.51)%	(26,582)
FTAI Infrastructure, Inc.	19,286	(1.41)%	(56,359)
Total Financial			92,446

Energy
Dril-Quip, Inc.	7,477	(1.18)%	19,389
NOV, Inc.	10,291	(1.66)%	8,431
Oceaneering International, Inc.	6,494	(1.30)%	(8,673)
Valaris Ltd.	2,495	(1.57)%	(13,540)
Antero Resources Corp.	5,273	(1.46)%	(26,061)
Archrock, Inc.	6,284	(1.08)%	(38,426)
TechnipFMC plc	7,400	(1.64)%	(40,892)
Total Energy			(99,772)

Industrial
Norfolk Southern Corp.	812	(1.47)%	19,892
Old Dominion Freight Line, Inc.	746	(1.11)%	18,079
XPO, Inc.	705	(0.63)%	12,571
Boeing Co.	721	(1.11)%	7,350
Knight-Swift Transportation Holdings, Inc.	3,804	(1.61)%	7,062
Xylem, Inc.	1,296	(1.49)%	4,360
Saia, Inc.	165	(0.66)%	2,557
Montrose Environmental Group, Inc.	984	(0.37)%	1,839
GATX Corp.	1,352	(1.51)%	(6,072)
Casella Waste Systems, Inc. — Class A	1,832	(1.54)%	(13,537)
RXO, Inc.	8,710	(1.93)%	(38,643)
Total Industrial			15,458

Communications
Boston Omaha Corp. — Class A	7,210	(0.82)%	10,629
Uber Technologies, Inc.	2,244	(1.38)%	(15,074)
Total Communications			(4,445)

Basic Materials
Piedmont Lithium, Inc.	4,703	(0.40)%	121,809
Compass Minerals International, Inc.	4,217	(0.37)%	46,303
Novagold Resources, Inc.	24,873	(0.73)%	14,135
MP Materials Corp.	3,338	(0.36)%	10,241
Ivanhoe Electric Incorporated / US	11,498	(0.91)%	5,366
Hecla Mining Co.	10,905	(0.45)%	5,060
Newmont Corp.	1,195	(0.42)%	(1,241)
Kronos Worldwide, Inc.	9,402	(1.00)%	(29,011)
Total Basic Materials			172,662
Total GS Long/Short Equity Short Custom Basket			$369,813

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
Financial
Simon Property Group, Inc.	4,930	4.55%	$191,333
Ryman Hospitality Properties, Inc.	11,028	6.70%	166,053
Ventas, Inc.	18,941	5.91%	155,275
Digital Realty Trust, Inc.	5,532	5.12%	150,242
CareTrust REIT, Inc.	27,142	4.15%	134,575
Invitation Homes, Inc.	29,428	6.43%	110,810
Sabra Health Care REIT, Inc.	55,942	5.25%	88,470
Host Hotels & Resorts, Inc.	40,083	4.39%	75,439
Kimco Realty Corp.	25,297	3.00%	56,050
Equity Residential	6,719	2.84%	47,081
Vornado Realty Trust	27,106	4.34%	44,675
American Homes 4 Rent — Class A	11,450	2.59%	40,347
Prologis, Inc.	7,582	5.18%	35,123
Brixmor Property Group, Inc.	22,687	3.19%	32,833
Alexandria Real Estate Equities, Inc.	5,784	4.12%	30,310
Highwoods Properties, Inc.	4,405	0.70%	20,156
Sun Communities, Inc.	1,263	0.93%	19,948
InvenTrust Properties Corp.	20,393	3.07%	17,334
VICI Properties, Inc.	27,118	4.73%	7,721
Kite Realty Group Trust	23,843	3.25%	4,534
First Industrial Realty Trust, Inc.	7,566	2.19%	(3,159)
Healthpeak Properties, Inc.	25,978	3.10%	(14,206)
Equinix, Inc.	477	2.20%	(21,801)
Gaming and Leisure Properties, Inc.	16,979	4.67%	(34,316)
Retail Opportunity Investments Corp.	37,001	2.80%	(42,537)
Kilroy Realty Corp.	24,236	4.60%	(52,010)
Total Financial			1,260,280
Total MS Equity Market Neutral Long Custom Basket			$1,260,280

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET

Financial
Service Properties Trust	35,916	(1.10)%	111,971
Realty Income Corp.	20,588	(6.60)%	55,024
Phillips Edison & Company, Inc.	38,585	(7.66)%	49,144
Douglas Emmett, Inc.	74,837	(6.04)%	28,573
Pebblebrook Hotel Trust	39,401	(3.29)%	27,142
JBG SMITH Properties	56,021	(5.18)%	26,087
Broadstone Net Lease, Inc.	35,519	(3.42)%	(3,764)
Mid-America Apartment Communities, Inc.	5,914	(5.12)%	(12,111)
Terreno Realty Corp.	11,023	(3.96)%	(21,451)
SL Green Realty Corp.	9,295	(3.19)%	(39,598)
LTC Properties, Inc.	19,674	(4.12)%	(43,693)
EastGroup Properties, Inc.	4,346	(4.49)%	(45,142)
Federal Realty Investment Trust	11,661	(7.14)%	(53,218)
Camden Property Trust	8,015	(5.31)%	(57,825)
Sunstone Hotel Investors, Inc.	81,856	(5.20)%	(107,173)
Omega Healthcare Investors, Inc.	34,920	(7.26)%	(152,167)
Macerich Co.	49,153	(4.61)%	(170,019)
National Health Investors, Inc.	12,271	(5.04)%	(195,127)
Total Financial			(603,347)

Exchange-Traded Fund
Vanguard Real Estate ETF	22,165	(11.27)%	(73,289)
Total MS Equity Market Neutral Short Custom Basket			$(676,636)

GS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
Financial
Digital Realty Trust, Inc.	5,532	5.30%	150,764
Ventas, Inc.	18,941	6.10%	137,061
Invitation Homes, Inc.	29,428	6.64%	105,976
Sabra Health Care REIT, Inc.	55,942	5.42%	86,355
Host Hotels & Resorts, Inc.	40,083	4.53%	75,679
Simon Property Group, Inc.	4,930	4.71%	69,749
Kimco Realty Corp.	25,297	3.10%	56,488
Equity Residential	6,719	2.93%	47,550
Gaming and Leisure Properties, Inc.	16,979	4.83%	42,122
American Homes 4 Rent — Class A	11,450	2.68%	39,667
Prologis, Inc.	7,582	5.35%	38,446
Vornado Realty Trust	22,448	3.71%	34,753
Kite Realty Group Trust	23,843	3.35%	31,325
Brixmor Property Group, Inc.	22,687	3.29%	29,987
Alexandria Real Estate Equities, Inc.	3,375	2.48%	26,413
Sun Communities, Inc.	1,263	0.96%	19,735
VICI Properties, Inc.	27,118	4.88%	6,246
First Industrial Realty Trust, Inc.	7,566	2.26%	(3,166)
CareTrust REIT, Inc.	27,142	4.28%	(4,576)
InvenTrust Properties Corp.	20,393	3.17%	(13,248)
Equinix, Inc.	477	2.27%	(22,179)
Healthpeak Properties, Inc.	25,978	3.20%	(29,227)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Ryman Hospitality Properties, Inc.	11,028	6.92%	$(38,772)
Retail Opportunity Investments Corp.	37,001	2.89%	(48,937)
Kilroy Realty Corp.	24,236	4.75%	(53,777)
Total Financial			784,434
Total GS Equity Market Neutral Long Custom Basket			$784,434

GS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET

Financial
Douglas Emmett, Inc.	59,925	(4.91)%	294,665
Broadstone Net Lease, Inc.	35,519	(3.46)%	150,887
Mid-America Apartment Communities, Inc.	5,914	(5.18)%	103,072
Camden Property Trust	8,015	(5.37)%	101,934
Realty Income Corp.	20,588	(6.68)%	101,299
JBG SMITH Properties	56,021	(5.24)%	61,643
Service Properties Trust	35,916	(1.13)%	51,305
Federal Realty Investment Trust	11,661	(7.23)%	38,648
Phillips Edison & Company, Inc.	38,585	(7.75)%	24,724
Pebblebrook Hotel Trust	39,401	(3.33)%	23,756
Terreno Realty Corp.	11,023	(4.01)%	(22,367)
LTC Properties, Inc.	19,674	(4.17)%	(35,965)
Sunstone Hotel Investors, Inc.	81,856	(5.26)%	(39,051)
EastGroup Properties, Inc.	4,346	(4.54)%	(45,995)
SL Green Realty Corp.	9,295	(3.23)%	(61,585)
Macerich Co.	49,153	(4.66)%	(74,083)
Omega Healthcare Investors, Inc.	34,920	(7.35)%	(156,924)
National Health Investors, Inc.	12,271	(5.10)%	(185,915)
Total Financial			330,048

Exchange-Traded Fund
Vanguard Real Estate ETF	22,165	(11.40)%	99,580
Total GS Equity Market Neutral Short Custom Basket			$429,628

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security and equity custom basket swap collateral at June 30, 2024.
[2]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[3]	Affiliated issuer.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of June 30, 2024.
ADR — American Depositary Receipt
GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$37,916,056	$—	$—		$37,916,056
Rights	—	—	—	*	—
Mutual Funds	13,790,979	—	—		13,790,979
Closed-End Mutual Funds	5,882,221	—	—		5,882,221
U.S. Treasury Bills	—	15,760,465	—		15,760,465
Repurchase Agreements	—	4,448,684	—		4,448,684
Securities Lending Collateral	1,374,645	—	—		1,374,645
Commodity Futures Contracts**	2,322,932	—	—		2,322,932
Interest Rate Futures Contracts**	274,136	40,197	—		314,333
Currency Futures Contracts**	156,991	—	—		156,991
Equity Futures Contracts**	84,092	59	—		84,151
Equity Custom Basket Swap Agreements**	—	4,199,388	—		4,199,388
Total Assets	$61,802,052	$24,448,793	$—		$86,250,845

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$8,834,600	$—	$—	$8,834,600
Exchange-Traded Funds Sold Short	5,485,522	—	—	5,485,522
Commodity Futures Contracts**	1,795,714	—	—	1,795,714
Currency Futures Contracts**	293,060	—	—	293,060
Interest Rate Futures Contracts**	212,957	52,169	—	265,126
Equity Futures Contracts**	208,390	18,243	—	226,633
Equity Custom Basket Swap Agreements**	—	676,636	—	676,636
Total Liabilities	$16,830,243	$747,048	$—	$17,577,291

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 19

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$6,605,643	$—	$—	$—	$40,443	$6,646,086	269,618	$186,180
Guggenheim Strategy Fund III	1,940,217	—	—	—	14,226	1,954,443	79,031	52,151
Guggenheim Ultra Short Duration Fund — Institutional Class	5,143,454	—	—	—	46,996	5,190,450	522,178	134,270
	$13,689,314	$—	$—	$—	$101,665	$13,790,979		$372,601

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value - including $1,360,016 of securities loaned (cost $61,337,123)	$60,933,387
Investments in affiliated issuers, at value (cost $13,872,533)	13,790,979
Repurchase agreements, at value (cost $4,448,684)	4,448,684
Cash	17,169,202
Segregated cash with broker	1,248,304
Unrealized appreciation on OTC swap agreements	4,199,388
Receivables:
Securities sold	2,312,777
Dividends	70,817
Fund shares sold	8,568
Interest	1,969
Securities lending income	1,281
Other assets	75,427
Total assets	104,260,783

Liabilities:
Securities sold short, at value (proceeds $14,306,277)	14,320,122
Unrealized depreciation on OTC swap agreements	676,636
Payable for:
Securities purchased	1,953,209
Swap settlement	1,677,399
Return of securities lending collateral	1,374,645
Management fees	73,216
Variation margin on futures contracts	60,829
Fund shares redeemed	10,316
Distribution and service fees	2,306
Trustees’ fees*	704
Transfer agent fees	(25,207)
Miscellaneous	21,114
Total liabilities	20,145,289
NET ASSETS	$84,115,494

Net assets consist of:
Paid in capital	$91,246,401
Total distributable earnings (loss)	(7,130,907)
Net assets	$84,115,494

Class A:
Net assets	$3,190,368
Capital shares outstanding	118,524
Net asset value per share	$26.92
Maximum offering price per share (Net asset value divided by 95.25%)	$28.26

Class C:
Net assets	$779,291
Capital shares outstanding	32,041
Net asset value per share	$24.32

Class P:
Net assets	$5,651,685
Capital shares outstanding	209,086
Net asset value per share	$27.03

Institutional Class:
Net assets	$74,494,150
Capital shares outstanding	2,703,783
Net asset value per share	$27.55

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 21

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $1,852)	$277,245
Dividends from securities of affiliated issuers	372,601
Interest	731,218
Income from securities lending, net	8,485
Interest related to securities sold short	207,250
Total investment income	1,596,799

EXPENSES:
Management fees	512,923
Distribution and service fees:
Class A	4,216
Class C	4,082
Class P	7,531
Short sales dividend expense	205,095
Miscellaneous	9,620
Total expenses	743,467
Less:
Expenses waived by Adviser	(24,426)
Net expenses	719,041
Net investment income	877,758

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments in unaffiliated issuers	972,164
Investments in unaffiliated issuers sold short	(571,452)
Swap agreements	1,250,657
Futures contracts	185,694
Foreign currency transactions	12,783
Net realized gain	1,849,846

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,824,093)
Investments in affiliated issuers	101,665
Investments in unaffiliated issuers sold short	819,576
Swap agreements	(604,366)
Futures contracts	413,801
Foreign currency translations	171
Net change in unrealized appreciation (depreciation)	(1,093,246)
Net realized and unrealized gain	756,600
Net increase in net assets resulting from operations	$1,634,358

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$877,758	$2,109,996
Net realized gain on investments	1,849,846	3,288,671
Net change in unrealized appreciation (depreciation) on investments	(1,093,246)	(1,655,913)
Net increase in net assets resulting from operations	1,634,358	3,742,754

Distributions to shareholders:
Class A	—	(105,220)
Class C	—	(31,420)
Class P	—	(180,601)
Institutional Class	—	(2,449,316)
Total distributions to shareholders	—	(2,766,557)

Capital share transactions:
Proceeds from sale of shares
Class A	74,939	185,475
Class C	85,024	623,630
Class P	405,696	1,084,291
Institutional Class	8,682,717	20,117,754
Distributions reinvested
Class A	—	94,175
Class C	—	30,133
Class P	—	178,306
Institutional Class	—	2,440,879
Cost of shares redeemed
Class A	(394,631)	(788,304)
Class C	(215,068)	(368,549)
Class P	(928,353)	(4,427,076)
Institutional Class	(10,153,221)	(58,269,766)
Net decrease from capital share transactions	(2,442,897)	(39,099,052)
Net decrease in net assets	(808,539)	(38,122,855)

Net assets:
Beginning of period	84,924,033	123,046,888
End of period	$84,115,494	$84,924,033

Capital share activity:
Shares sold
Class A	2,751	6,984
Class C	3,477	25,235
Class P	14,955	40,440
Institutional Class	314,796	733,922
Shares issued from reinvestment of distributions
Class A	—	3,515
Class C	—	1,240
Class P	—	6,628
Institutional Class	—	89,116
Shares redeemed
Class A	(14,549)	(29,852)
Class C	(8,808)	(15,102)
Class P	(33,927)	(165,826)
Institutional Class	(365,717)	(2,164,138)
Net decrease in shares	(87,022)	(1,467,838)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 23

CONSOLIDATED FINANCIAL HIGHLIGHTS
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$26.46	$26.16	$27.52	$25.89	$24.36	$23.69
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	.54	.09	(.14)	(.10)	.16
Net gain (loss) on investments (realized and unrealized)	.21	.59	(1.01)	1.98	1.90	1.02
Total from investment operations	.46	1.13	(.92)	1.84	1.80	1.18
Less distributions from:
Net investment income	—	(.83)	(.44)	(.21)	(.27)	(.51)
Total distributions	—	(.83)	(.44)	(.21)	(.27)	(.51)
Net asset value, end of period	$26.92	$26.46	$26.16	$27.52	$25.89	$24.36

Total Return[c]	1.74%	4.27%	(3.47%)	7.17%	7.39%	4.97%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,190	$3,448	$3,915	$4,593	$4,019	$3,570
Ratios to average net assets:
Net investment income (loss)	1.83%	2.04%	0.32%	(0.52%)	(0.40%)	0.64%
Total expenses[d]	1.94%	1.85%	1.80%	2.18%	1.93%	1.96%
Net expenses[e,f]	1.88%	1.79%	1.76%	2.11%	1.87%	1.93%
Portfolio turnover rate	90%	197%	203%	205%	248%	156%

Class C	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$24.00	$23.90	$25.25	$23.75	$22.36	$21.46
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.32	(.09)	(.32)	(.27)	(.02)
Net gain (loss) on investments (realized and unrealized)	.19	.53	(.94)	1.82	1.75	.92
Total from investment operations	.32	.85	(1.03)	1.50	1.48	.90
Less distributions from:
Net investment income	—	(.75)	(.32)	—	(.09)	—
Total distributions	—	(.75)	(.32)	—	(.09)	—
Net asset value, end of period	$24.32	$24.00	$23.90	$25.25	$23.75	$22.36

Total Return[c]	1.33%	3.46%	(4.16%)	6.32%	6.57%	4.19%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$779	$897	$621	$488	$1,206	$1,435
Ratios to average net assets:
Net investment income (loss)	1.08%	1.31%	(0.35%)	(1.26%)	(1.18%)	(0.08%)
Total expenses[d]	2.69%	2.60%	2.56%	2.93%	2.68%	2.70%
Net expenses[e,f]	2.63%	2.54%	2.51%	2.86%	2.62%	2.67%
Portfolio turnover rate	90%	197%	203%	205%	248%	156%

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$26.57	$26.25	$27.61	$25.97	$24.42	$23.74
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	.54	.10	(.15)	(.10)	.16
Net gain (loss) on investments (realized and unrealized)	.21	.60	(1.04)	2.00	1.90	1.03
Total from investment operations	.46	1.14	(.94)	1.85	1.80	1.19
Less distributions from:
Net investment income	—	(.82)	(.42)	(.21)	(.25)	(.51)
Total distributions	—	(.82)	(.42)	(.21)	(.25)	(.51)
Net asset value, end of period	$27.03	$26.57	$26.25	$27.61	$25.97	$24.42

Total Return	1.73%	4.25%	(3.44%)	7.16%	7.40%	5.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,652	$6,060	$9,105	$10,100	$7,676	$7,442
Ratios to average net assets:
Net investment income (loss)	1.83%	2.02%	0.38%	(0.53%)	(0.39%)	0.65%
Total expenses[d]	1.94%	1.85%	1.80%	2.18%	1.93%	1.96%
Net expenses[e,f]	1.88%	1.79%	1.76%	2.12%	1.87%	1.93%
Portfolio turnover rate	90%	197%	203%	205%	248%	156%

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 25

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$27.05	$26.71	$28.09	$26.41	$24.83	$24.12
Income (loss) from investment operations:
Net investment income (loss)[b]	.29	.62	.18	(.08)	(.04)	.22
Net gain (loss) on investments (realized and unrealized)	.21	.60	(1.06)	2.03	1.94	1.05
Total from investment operations	.50	1.22	(.88)	1.95	1.90	1.27
Less distributions from:
Net investment income	—	(.88)	(.50)	(.27)	(.32)	(.56)
Total distributions	—	(.88)	(.50)	(.27)	(.32)	(.56)
Net asset value, end of period	$27.55	$27.05	$26.71	$28.09	$26.41	$24.83

Total Return	1.85%	4.51%	(3.22%)	7.43%	7.70%	5.26%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$74,494	$74,519	$109,405	$55,461	$37,470	$24,854
Ratios to average net assets:
Net investment income (loss)	2.08%	2.28%	0.66%	(0.27%)	(0.15%)	0.90%
Total expenses[d]	1.69%	1.60%	1.55%	1.92%	1.68%	1.72%
Net expenses[e,f]	1.63%	1.54%	1.51%	1.87%	1.62%	1.69%
Portfolio turnover rate	90%	197%	203%	205%	248%	156%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Excluding interest and/or dividend expense related to short sales, the net expense ratios for the years presented would be:

	06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Class A	1.41%	1.40%	1.40%	1.41%	1.37%	1.41%
Class C	2.15%	2.14%	2.15%	2.16%	2.12%	2.16%
Class P	1.41%	1.40%	1.40%	1.41%	1.37%	1.41%
Institutional Class	1.16%	1.14%	1.15%	1.16%	1.12%	1.16%

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
COMMODITIES STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 20.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	101,218	$1,006,108
Guggenheim Strategy Fund II1	40,205	991,056
Total Mutual Funds
(Cost $2,010,290)		1,997,164

	Face Amount
U.S. TREASURY BILLS†† - 2.0%
U.S. Treasury Bills
5.18% due 07/09/24[2,3]	$200,000	199,768
Total U.S. Treasury Bills
(Cost $199,770)		199,768

REPURCHASE AGREEMENTS††,4 - 74.1%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	4,148,908	4,148,908
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	3,270,926	3,270,926
Total Repurchase Agreements
(Cost $7,419,834)		7,419,834

Total Investments - 96.1%
(Cost $9,629,894)		$9,616,766
Other Assets & Liabilities, net - 3.9%		394,932
Total Net Assets - 100.0%		$10,011,698

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	69	Jul 2024	$9,962,738	$20,633

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 27

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
COMMODITIES STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,997,164	$—	$—	$1,997,164
U.S. Treasury Bills	—	199,768	—	199,768
Repurchase Agreements	—	7,419,834	—	7,419,834
Commodity Futures Contracts**	20,633	—	—	20,633
Total Assets	$2,017,797	$7,619,602	$—	$9,637,399

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,384,699	$—	$(400,000)	$(7,926)	$14,283	$991,056	40,205	$30,729
Guggenheim Ultra Short Duration Fund — Institutional Class	1,395,784	—	(400,000)	(4,075)	14,399	1,006,108	101,218	28,731
	$2,780,483	$—	$(800,000)	$(12,001)	$28,682	$1,997,164		$59,460

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $199,770)	$199,768
Investments in affiliated issuers, at value (cost $2,010,290)	1,997,164
Repurchase agreements, at value (cost $7,419,834)	7,419,834
Cash	924
Segregated cash with broker	536,318
Receivables:
Dividends	8,493
Interest	3,284
Fund shares sold	263
Other assets	951
Total assets	10,166,999

Liabilities:
Payable for:
Fund shares redeemed	85,581
Variation margin on futures contracts	57,753
Management fees	3,663
Transfer agent fees	1,670
Distribution and service fees	1,579
Portfolio accounting and administration fees	531
Trustees’ fees*	59
Miscellaneous	4,465
Total liabilities	155,301
Net assets	$10,011,698

Net assets consist of:
Paid in capital	$21,830,215
Total distributable earnings (loss)	(11,818,517)
Net assets	$10,011,698

Class A:
Net assets	$967,363
Capital shares outstanding	31,557
Net asset value per share	$30.65
Maximum offering price per share (Net asset value divided by 95.25%)	$32.18

Class C:
Net assets	$501,668
Capital shares outstanding	29,436
Net asset value per share	$17.04

Class H:
Net assets	$8,542,667
Capital shares outstanding	278,271
Net asset value per share	$30.70

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of affiliated issuers	$59,460
Interest	116,004
Total investment income	175,464

Expenses:
Management fees	28,470
Distribution and service fees:
Class A	1,203
Class C	2,204
Class H	6,419
Transfer agent fees	6,829
Professional fees	6,351
Portfolio accounting and administration fees	4,986
Trustees’ fees*	684
Custodian fees	453
Miscellaneous	1,682
Total expenses	59,281
Less:
Expenses reimbursed by Adviser	(1,634)
Expenses waived by Adviser	(5,518)
Total waived/reimbursed expenses	(7,152)
Net expenses	52,129
Net investment income	123,335

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(12,001)
Futures contracts	(18,759)
Net realized loss	(30,760)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(32)
Investments in affiliated issuers	28,682
Futures contracts	(65,058)
Net change in unrealized appreciation (depreciation)	(36,408)
Net realized and unrealized loss	(67,168)
Net increase in net assets resulting from operations	$56,167

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 29

COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$123,335	$350,012
Net realized loss on investments	(30,760)	(1,562,745)
Net change in unrealized appreciation (depreciation) on investments	(36,408)	(425,442)
Net increase (decrease) in net assets resulting from operations	56,167	(1,638,175)

Distributions to shareholders:
Class A	—	(48,321)
Class C	—	(32,801)
Class H	—	(271,706)
Total distributions to shareholders	—	(352,828)

Capital share transactions:
Proceeds from sale of shares
Class A	237,782	341,288
Class C	89,453	2,400
Class H	52,155,104	48,682,954
Distributions reinvested
Class A	—	47,800
Class C	—	32,644
Class H	—	260,601
Cost of shares redeemed
Class A	(238,100)	(832,530)
Class C	(24,704)	(279,051)
Class H	(46,606,140)	(51,446,971)
Net increase (decrease) from capital share transactions	5,613,395	(3,190,865)
Net increase (decrease) in net assets	5,669,562	(5,181,868)

Net assets:
Beginning of period	4,342,136	9,524,004
End of period	$10,011,698	$4,342,136

Capital share activity:
Shares sold
Class A	7,806	11,096
Class C	5,279	139
Class H	1,703,277	1,552,966
Shares issued from reinvestment of distributions
Class A	—	1,721
Class C	—	2,106
Class H	—	9,371
Shares redeemed
Class A	(7,886)	(28,201)
Class C	(1,494)	(16,668)
Class H	(1,535,116)	(1,687,528)
Net increase (decrease) in shares	171,866	(154,998)

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS
COMMODITIES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$27.79	$31.12	$29.59	$21.93	$61.06	$53.27
Income (loss) from investment operations:
Net investment income (loss)[b]	.56	1.05	(.02)	(.40)	(.28)	.36
Net gain (loss) on investments (realized and unrealized)	2.30 [f]	(3.00)	6.89	8.94	(14.84)	7.88
Total from investment operations	2.86	(1.95)	6.87	8.54	(15.12)	8.24
Less distributions from:
Net investment income	—	(1.38)	(5.34)	(.88)	(24.01)	(.45)
Total distributions	—	(1.38)	(5.34)	(.88)	(24.01)	(.45)
Net asset value, end of period	$30.65	$27.79	$31.12	$29.59	$21.93	$61.06

Total Return[c]	10.29%	(6.25%)	23.52%	39.06%	(23.58%)	15.47%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$967	$879	$1,463	$724	$211	$592
Ratios to average net assets:
Net investment income (loss)	3.79%	3.52%	(0.05%)	(1.43%)	(0.65%)	0.60%
Total expenses[d]	1.77%	1.75%	1.74%	1.78%	1.79%	1.88%
Net expenses[e]	1.53%	1.56%	1.60%	1.63%	1.61%	1.73%
Portfolio turnover rate	—	—	—	—	5%	—

Class C	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$15.51	$18.16	$19.23	$14.59	$51.84	$45.63
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	.48	(.17)	(.41)	(.50)	(.07)
Net gain (loss) on investments (realized and unrealized)	1.28 [f]	(1.75)	4.44	5.93	(12.74)	6.73
Total from investment operations	1.53	(1.27)	4.27	5.52	(13.24)	6.66
Less distributions from:
Net investment income	—	(1.38)	(5.34)	(.88)	(24.01)	(.45)
Total distributions	—	(1.38)	(5.34)	(.88)	(24.01)	(.45)
Net asset value, end of period	$17.04	$15.51	$18.16	$19.23	$14.59	$51.84

Total Return[c]	9.86%	(6.96%)	22.60%	38.08%	(24.15%)	14.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$502	$398	$728	$183	$55	$111
Ratios to average net assets:
Net investment income (loss)	3.04%	2.75%	(0.68%)	(2.18%)	(1.44%)	(0.13%)
Total expenses[d]	2.52%	2.50%	2.49%	2.53%	2.54%	2.63%
Net expenses[e]	2.29%	2.30%	2.35%	2.38%	2.36%	2.48%
Portfolio turnover rate	—	—	—	—	5%	—

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 31

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)
COMMODITIES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$27.84	$31.16	$29.62	$21.96	$61.10	$53.31
Income (loss) from investment operations:
Net investment income (loss)[b]	.58	1.10	(.23)	(.41)	(.34)	.35
Net gain (loss) on investments (realized and unrealized)	2.28 [f]	(3.04)	7.11	8.95	(14.79)	7.89
Total from investment operations	2.86	(1.94)	6.88	8.54	(15.13)	8.24
Less distributions from:
Net investment income	—	(1.38)	(5.34)	(.88)	(24.01)	(.45)
Total distributions	—	(1.38)	(5.34)	(.88)	(24.01)	(.45)
Net asset value, end of period	$30.70	$27.84	$31.16	$29.62	$21.96	$61.10

Total Return	10.27%	(6.24%)	23.53%	39.06%	(23.58%)	15.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,543	$3,065	$7,333	$20,898	$855	$4,911
Ratios to average net assets:
Net investment income (loss)	3.83%	3.59%	(0.58%)	(1.44%)	(0.77%)	0.59%
Total expenses[d]	1.76%	1.75%	1.75%	1.77%	1.78%	1.89%
Net expenses[e]	1.55%	1.56%	1.61%	1.63%	1.61%	1.74%
Portfolio turnover rate	—	—	—	—	5%	—

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiaries and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, Class A shares, Class C shares, Class H shares, Class P shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of Class A shares. Class A shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Class A share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Class C shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Class C shares of each Fund automatically convert to Class A shares of the same Fund on or about the 10th day of the month following the 8-year anniversary of the purchase of the Class C shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of Class A shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At June 30, 2024, the Trust consisted of fifty-two Funds.

This report covers the following Funds:

Fund Name	Investment Company Type
Multi-Hedge Strategies Fund	Diversified
Commodities Strategy Fund	Non-diversified

At June 30, 2024, Class A, Class C, Class P and Institutional Class shares are offered by the Multi-Hedge Strategies Fund and Class A, Class C and Class H shares are offered by the Commodities Strategy Fund.

The Commodities Strategy Fund is designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Fund to experience high portfolio turnover.

Security Investors, LLC (“Security Investors” or the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares. GI and GFD are affiliated entities.

Consolidation of Subsidiaries

The consolidated financial statements of each Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary” and together, the “Subsidiaries”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in its Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objective and policies.

A summary of each Fund’s investment in its respective Subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2024	% of Net Assets of the Fund at June 30, 2024
Multi-Hedge Strategies Fund	09/18/09	$2,740,281	3.3%
Commodities Strategy Fund	09/08/09	907,545	9.1%

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 33

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each share class of each Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities attributable to the share class by the number of outstanding shares of the share class on the specified date.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service providers.

If a pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by pricing service providers, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using a pricing service provider.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by a pricing service provider.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’ Consolidated Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(d) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(e) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(f) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 35

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

(g) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Consolidated Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Funds’ Consolidated Statements of Assets and Liabilities.

(h) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(i) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(j) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the share classes based upon the value of the outstanding shares in each share class. Certain costs, such as distribution and service fees are charged directly to specific share classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(k) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 5.33% at June 30, 2024.

(l) Indemnifications

Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As applicable to their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Consolidated Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes,

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Consolidated Statements of Assets and Liabilities; securities held as collateral are noted on the Funds’ Consolidated Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Multi-Hedge Strategies Fund	Duration, Hedge, Index exposure, Leverage, Liquidity, Speculation	$157,279,803	$119,748,334
Commodities Strategy Fund	Index exposure, Liquidity	7,188,726	—

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as a custom basket of securities) for a fixed or variable interest rate. Custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing custom basket swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of custom basket swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Multi-Hedge Strategies Fund	Hedge, Index exposure, Leverage, Liquidity, Speculation	$68,398,984	$58,266,270

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Consolidated Statements of Assets and Liabilities as of June 30, 2024:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Commodity/currency/equity/interest rate futures contracts	—	Variation margin on futures contracts
Equity swap agreements	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2024:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Futures Interest Rate Risk*	Futures Commodity Risk*	Total Value at June 30, 2024
Multi-Hedge Strategies Fund	$84,151	$4,199,388	$156,991	$314,333	$2,322,932	$7,077,795
Commodities Strategy Fund	—	—	—	—	20,633	20,633

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Futures Interest Rate Risk*	Futures Commodity Risk*	Total Value at June 30, 2024
Multi-Hedge Strategies Fund	$226,633	$676,636	$293,060	$265,126	$1,795,714	$3,257,169

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Funds’ Consolidated Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Funds’ Consolidated Statements of Assets and Liabilities.

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Funds’ Consolidated Statements of Operations for the period ended June 30, 2024:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Commodity/currency/equity/interest rate futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity swap agreements	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Consolidated Statements of Operations categorized by primary risk exposure for the period ended June 30, 2024:

Realized Gain (Loss) on Derivative Investments Recognized on the Consolidated Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Futures Interest Rate Risk	Futures Commodity Risk	Total
Multi-Hedge Strategies Fund	$46,254	$1,250,657	$267,599	$192,612	$(320,771)	$1,436,351
Commodities Strategy Fund	—	—	—	—	(18,759)	(18,759)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Consolidated Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Futures Interest Rate Risk	Futures Commodity Risk	Total
Multi-Hedge Strategies Fund	$(316,301)	$(604,366)	$179,981	$(29,513)	$579,634	$(190,565)
Commodities Strategy Fund	—	—	—	—	(65,058)	(65,058)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Consolidated Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Consolidated Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amount of Assets Presented on the Consolidated Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Multi-Hedge Strategies Fund	Basket Swaps	$4,199,388	$—	$4,199,388	$(676,636)	$—	$3,522,752

					Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Consolidated Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Multi-Hedge Strategies Fund	Basket Swaps	$676,636	$—	$676,636	$(676,636)	$—	$—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of June 30, 2024.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Multi-Hedge Strategies Fund	Goldman Sachs International	Futures contracts	$1,225,034	$—
	Goldman Sachs International	Total return swap agreements	23,270	—
Multi-Hedge Strategies Fund Total			1,248,304	—
Commodities Strategy Fund	Goldman Sachs International	Futures contracts	536,318	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Multi-Hedge Strategies Fund	1.15%
Commodities Strategy Fund	0.75%

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

When the aggregate assets of each series of the Trust (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) and each series of Rydex Dynamic Funds equal or exceed $10 billion, the advisory fee rate paid by each individual Fund (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million - $1 billion	0.025%
>$1 billion - $2 billion	0.050%
>$2 billion	0.075%

GI has contractually agreed to waive the management fee it receives from each Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Funds invest in the Subsidiaries, and may not be terminated by GI unless GI obtains the prior approval of the Funds’ Board for such termination. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2024, the Multi-Hedge Strategies Fund and Commodities Strategy Fund waived $18,001 and $4,133, respectively, related to advisory fees in their respective Subsidiaries.

As part of its agreement with the Trust, GI will pay all expenses of the Multi-Hedge Strategies Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, subsidiary expenses and extraordinary expenses.

On May 24, 2023, the Board approved a waiver and/or expense reimbursement arrangement whereby GI has agreed to waive and/or reimburse expenses for the Commodities Strategy Fund in an amount equal to an annual percentage rate of 0.05% of the Fund’s average daily net assets. This arrangement took effect on August 1, 2023 and the end of the initial term was August 1, 2024. This agreement automatically renews for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to the Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted separate Distribution Plans applicable to Class A shares, Class H shares and Class P shares of the Funds, pursuant to which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Providers out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services it performs.

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to Class C shares of the Funds that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ Class C shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended June 30, 2024, GFD retained sales charges of $49,385 relating to sales of Class A shares of the Trust.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2024, the Multi-Hedge Strategies Fund and Commodities Strategy Fund waived $6,425 and $1,385, respectively, related to investments in affiliated funds.

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2024, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
5.32%			4.63%
Due 07/01/24	$156,496,806	$156,566,187	Due 06/15/27	$158,843,700	$159,626,761

BofA Securities, Inc.			U.S. Treasury Strip
5.30%			0.00%
Due 07/01/24	123,379,335	123,433,827	Due 02/15/26 - 08/15/45	137,546,888	98,445,053

			U.S. Treasury Inflation Indexed Bond
			1.00%
			Due 02/15/49	34,679,568	27,032,789

			U.S. Treasury Bond
			3.50%
			Due 02/15/39	400,100	369,081
				172,626,556	125,846,923

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income shown on the Funds’ Consolidated Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 43

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At June 30, 2024, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
Multi-Hedge Strategies Fund	$1,360,016	$(1,360,016)	$—	$1,374,645	$—	$1,374,645

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

Each Fund intends to invest up to 25% of its assets in its respective Subsidiary, which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income each Fund receives from its Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. Each Subsidiary will be classified as a corporation for U.S. federal income tax purposes. Foreign corporations, such as the Subsidiaries, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. If, during a taxable year, a Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the respective Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At June 30, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(concluded)

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Multi-Hedge Strategies Fund	$65,853,714	$8,522,831	$(5,702,991)	$2,819,840
Commodities Strategy Fund	9,961,860	20,633	(345,094)	(324,461)

Note 9 – Securities Transactions

For the period ended June 30, 2024, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Multi-Hedge Strategies Fund	$64,183,325	$59,604,576
Commodities Strategy Fund	—	800,000

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the period ended June 30, 2024, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act.

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $200,000,000 line of credit from U.S. Bank, N.A. On June 3, 2024, the line of credit agreement was renewed and expires on November 18, 2024. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 6.50% for the period ended June 30, 2024. The Funds did not have any borrowings outstanding under this agreement at June 30, 2024.

Note 11 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the escalated conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 12 – Subsequent Events

The Funds evaluated subsequent events through the date the consolidated financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ consolidated financial statements.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 45

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Consolidated Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at https://www.sec.gov. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on our website at www.guggenheiminvestments.com, and will be made available, upon request and without charge, by calling 800.820.0888.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Note: This is not applicable for any fund included in this document.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 47

Item 9: Proxy Disclosures for Open-End Management Investment Companies

Note: This is not applicable for any fund included in this document.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

Report of the Rydex Series Funds Board of Trustees

As discussed further below, the Board, including the Independent Trustees, approved the renewal of the investment management agreement between the Trust, on behalf of each Fund listed below, and Security Investors (the “Advisory Agreement”) at a meeting held on May 20-21, 2024.

Tradable Funds*** (Including Sector Funds)
●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow Jones Industrial Average Fund
●	Electronics Fund*	●	Emerging Markets 2x Strategy Fund
●	Emerging Markets Bond Strategy Fund	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Emerging Markets 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse High Yield Strategy Fund
●	Inverse Mid-Cap Strategy Fund	●	Inverse NASDAQ-100 Strategy Fund
●	Inverse Russell 2000 Strategy Fund	●	Inverse S&P 500 Strategy Fund
●	Japan 2x Strategy Fund	●	Leisure Fund*
●	Mid-Cap 1.5x Strategy Fund	●	Monthly Rebalance NASDAQ-100 2x Strategy Fund
●	NASDAQ-100 Fund	●	Nova Fund
●	Precious Metals Fund*	●	Real Estate Fund*
●	Retailing Fund*	●	Russell 2000 1.5x Strategy Fund
●	Russell 2000 Fund	●	S&P 500 Fund
●	S&P 500 Pure Growth Fund	●	S&P 500 Pure Value Fund
●	S&P MidCap 400 Pure Growth Fund	●	S&P MidCap 400 Pure Value Fund
●	S&P SmallCap 600 Pure Growth Fund	●	S&P SmallCap 600 Pure Value Fund
●	Strengthening Dollar 2x Strategy Fund	●	Technology Fund*
●	Telecommunications Fund*	●	Transportation Fund*
●	Utilities Fund*	●	U.S. Government Money Market Fund
●	Weakening Dollar 2x Strategy Fund
Alternative Funds** (i.e., Non-Tradable Funds)
●	Long Short Equity Fund**	●	Managed Futures Strategy Fund**
●	Multi-Hedge Strategies Fund**

*	Each a “Sector Fund” and collectively, the “Sector Funds.”
**	Each an “Alternative Fund” and collectively, the “Alternative Funds.”
***	Each Fund other than the Alternative Funds is referred to herein as a “Tradable Fund” and collectively, the “Tradable Funds.”

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

Security Investors1 is an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses of Guggenheim Partners.

At meetings held in person on April 16, 2024 (the “April Meeting”) and May 20-21, 2024 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject fund’s relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a list of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that the beneficial owners of the Funds are clients of tactical advisors who are engaged to provide tactical asset allocation investment advisory services. Each Tradable Fund is designed to provide such tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds, the Adviser has developed its own methodology to construct internal performance benchmarks for the Sector Funds. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than the U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark. The Committee took into account the limitations of the peer group and universe comparisons provided by FUSE with respect to the Tradable Funds in light of their unique features and the limited size of the marketplace for tradable funds designed to support tactical advisors, noting that there are only two direct competitor product suites.

[1]

Security Investors also serves as investment adviser to each of the Rydex Series Commodities Strategy CFC, Managed Futures Strategy CFC, and Rydex Series Multi-Hedge Strategies CFC (each a “Subsidiary” and collectively, the “Subsidiaries”), wholly-owned subsidiaries of the Commodities Strategy Fund, Managed Futures Strategy Fund, and Multi-Hedge Strategies Fund, respectively, that are organized as exempted companies under the laws of the Cayman Islands and used by the Funds to obtain exposure to commodities. Pursuant to separate investment management agreements between Security Investors and each Subsidiary (each a “Subsidiary Advisory Agreement” and collectively, the “Subsidiary Advisory Agreements”), each Subsidiary pays Security Investors an advisory fee at the same rate that its respective Fund pays Security Investors under the Advisory Agreement between the Trust, on behalf of the Funds, and Security Investors. The Subsidiary Advisory Agreements do not require annual renewal by the Board and will continue until they are terminated as provided in the Subsidiary Advisory Agreements. In addition, Security Investors has entered into a separate waiver agreement, with respect to each applicable Fund, pursuant to which Security Investors has contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to Security Investors by the respective Subsidiary. This undertaking will continue with respect to each Fund for so long as the Fund invests in its respective Subsidiary, and may be terminated only with the approval of the Board.

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other funds in the Guggenheim fund complex and weighed the factors and standards discussed with Independent Legal Counsel.

As a part of its analysis, the Committee considered that Guggenheim had engaged in a strategic review of the Guggenheim fund line-up beginning in 2023, which resulted in a recommendation to the Board in 2024 for the Long Short Equity Fund to be liquidated and terminated (the “Proposed Liquidation”). The Committee noted that the Board was engaged in an extensive due diligence process to evaluate the Proposed Liquidation, which was ongoing at the time of the May Board Meeting (defined below), at which meeting the Advisory Agreement was being considered for renewal. The Committee considered the potential timing of the Proposed Liquidation and that the continuation of the Advisory Agreement for the Fund would allow the Fund to operate until the completion of the Proposed Liquidation, if approved by the Board, and would provide for the operation of the Fund to continue in the event the Board does not approve the Proposed Liquidation.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that the Advisory Agreement represented a reasonable business arrangement negotiated at arm’s length and that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term. Following its review of the Committee’s recommendation, the Board approved the renewal of the Advisory Agreement for each Fund for a one-year period ending August 1, 2025 at a meeting held on May 20-21, 2024 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. The Committee also considered Guggenheim’s discussions with the Committee and the Board regarding the Proposed Liquidation, including at the April Meeting and the May Meetings. In this regard, the Committee considered Guggenheim’s representation that it continues to manage the Long Short Equity Fund in the best interest of the Fund and its shareholders and will continue to do so for so long as it serves as investment adviser to the Fund, including until the Proposed Liquidation, if approved by the Board, is completed. In addition, the Committee considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, twice-daily pricing for certain Tradable Funds on select trading platforms, and the leveraged and inverse strategies offered, the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features, as well as the personnel responsible for such services. The Committee noted that the Tradable Funds allow frequent trading and unlimited exchange privileges among like share classes and noted the magnitude of changes in each Fund’s assets during 2023, 2022 and 2021. The Committee also considered additional information regarding trading activity in the Tradable Funds during 2023 and 2022, including purchases and redemptions in dollar value and in number of transactions as well as transaction volume relative to the assets in the Tradable Funds. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. In addition, the Committee considered information provided by the Adviser analyzing the potential costs to shareholders of investing in tradable mutual funds, such as the Tradable Funds, compared to those of investing in exchange-traded funds, including expense ratios, brokerage commissions and spread costs, as well as the relative advantages and disadvantages of each investment product. The Committee also considered management’s representations at the April Meeting that there continued to be a high level of trading activity in the Tradable Funds and that the Tradable Funds continued to be utilized by tactical advisors as intended. With respect to the Sector Funds, the Committee also considered the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector, and corporate actions such as spin-offs, among other adjustments.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), which oversees the fund administration, accounting and transfer agency services provided to the Funds and other funds in the Guggenheim fund complex, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2023, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2023, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe, if any, for performance and expense comparisons. For the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee received tracking error data for such Funds relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark for the five-year, three-year and one-year periods ended December 31, 2023, as applicable. For certain Tradable Funds with only one or two identified peer funds from the two direct competitor product suites, the Committee received a comparison of the tracking error of each Fund’s Class H shares to the tracking error of a peer fund, in each case for the same periods, as applicable. The Committee also received certain performance information for the Alternative Funds (i.e., the non-Tradable Funds) as of March 31, 2024. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

With respect to the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances where there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures. In this connection, the Committee considered the tracking error of each Fund’s Class H shares

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 53

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

relative to its applicable benchmark index or Guggenheim-constructed internal performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining circumstances in which the performance of the Tradable Funds may deviate from the performance of their respective peer funds due to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to either the Commodities Strategy Fund or the Emerging Markets Bond Strategy Fund. The Committee considered, for each of the Commodities Strategy Fund and the Emerging Markets Bond Strategy Fund, a comparison to a peer group identified in the FUSE report that includes actively-managed funds, in each case noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and considered that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that although the Fund’s performance ranked in the fourth quartile of the broader peer group over the five-year, three-year and one-year periods ended December 31, 2023, the Fund outperformed the comparable peer fund over the one-year time period and no performance information was available for the comparable peer fund over the five-year and three-year time periods.

With respect to the Sector Funds, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining circumstances in which the Sector Funds may underperform their respective peer groups due to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee observed that the returns of each Alternative Fund’s Institutional Class shares ranked in the third quartile or better of its performance universe for each of the five-year and three-year periods considered.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and/or efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee2 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

[2]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than variable insurance fund counterparts to certain Funds and certain other clients with respect to the Long Short Equity Fund, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites (which also employs a daily rebalance feature) is directly comparable for purposes of assessing such Funds’ advisory fees, with the exception of the Monthly Rebalance NASDAQ-100 2x Strategy Fund for which the other competitor product suite (which employs a monthly rebalance feature) is directly comparable. The Committee noted that the contractual advisory fee for each Fund’s Class H shares, other than the Monthly Rebalance NASDAQ-100 2x Strategy Fund, was equal to or lower than the contractual advisory fee charged to the comparable peer fund. The Committee also considered the net effective management fee and total net expense ratio for each such Fund’s Class H shares as compared to the peer fund. For the Monthly Rebalance NASDAQ-100 2x Strategy Fund, the Committee considered that, although the contractual advisory fee for the Fund’s Class H shares is higher than the contractual advisory fee charged to the peer fund, the Adviser has contractually agreed to cap Fund expenses to ensure that total net expenses are competitive. The Committee noted that the net effective management fee and the total net expense ratio for the Fund’s Class H shares were lower than those of the peer fund.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and considered that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, as of the Fund’s and the peer fund’s respective fiscal year ends, the Fund’s contractual advisory fee and total net expense ratio were higher than those of the comparable peer fund, but noted management’s statement that it believes that the peer fund’s unique structural arrangement of investing in a master portfolio managed by an unaffiliated investment adviser may result in the peer fund’s stated advisory fees being understated.

With respect to the Sector Funds, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

The Committee considered management’s agreement, as part of the 2024 annual contract renewal process, to reduce the total net expense ratio of the Europe 1.25x Strategy Fund by 0.10% of its average daily net assets through an expense reimbursement and/or waiver agreement effective August 1, 2024, with an initial term ending August 1, 2025, with such reduction to apply in addition to any other contractual waiver and/or reimbursement arrangements already in place. The Committee also considered the continuation, through August 1, 2025, of management’s agreement, implemented as part of the 2023 annual contract review process, to reduce the total net expense ratio of each Tradable Fund (other than the U.S. Government Money Market Fund) by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement, with such reduction applicable in addition to any other contractual waiver and/or reimbursement arrangements in place. The Committee also noted the continuation, through August 1, 2025, of management’s separate agreement, implemented as part of the 2022 annual contract review process, to reduce the total net expense ratio of each Tradable Fund with a contractual advisory fee of 0.90% of its average daily net assets3 by 0.05% of its average daily net assets and, with respect to NASDAQ-100 Fund, to reduce the total net expense ratio of the Fund by 0.05% of its average daily net assets in excess of $500 million, through expense reimbursement and/or waiver agreements.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund’s Institutional Class shares each rank in the third quartile or better of such Fund’s peer group.

[3]

Emerging Markets 2x Strategy Fund, Europe 1.25x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100 Strategy Fund, Inverse Russell 2000 Strategy Fund, Inverse S&P 500 Strategy Fund, Mid-Cap 1.5x Strategy Fund, Monthly Rebalance NASDAQ-100 2x Strategy Fund, Russell 2000 1.5x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund.

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2023, gross revenues received, and expenses incurred directly or through allocations, by Guggenheim Investments, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2022 and December 31, 2021. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis. In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit and the representation by the Chief Financial Officer of Guggenheim Investments that such methods provided a reasonable basis for determining the profitability of the Adviser with respect to each Fund. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds reflected reasonable business arrangements negotiated at arm’s length and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that Guggenheim’s decrease in overall expenses in 2023 was attributable to decreased product and distribution related costs driven by lower average assets under management (which also resulted in decreased revenue from the funds in the Guggenheim fund complex), decreased expense waivers and reimbursements, and decreased expenses associated with non-recurring items.

With respect to the Tradable Funds, the Committee noted that, in addition to the expense reimbursement and/or waiver arrangement implemented in August 2022 for the NASDAQ-100 Fund on average daily net assets in excess of $500 million, the Adviser has agreed to a contractual advisory fee breakpoint schedule for the Funds that is applied at the product-suite level, rather than on a Fund level, as the Funds are designed for tactical advisors and provide unlimited trading privileges, with individual Fund assets fluctuating significantly throughout the year. Under the breakpoint schedule adopted in June 2018 to reflect product-suite level economies of scale, each Fund’s advisory fee would be subject to a uniform fee breakpoint reduction schedule that would take effect if the aggregate assets of the Tradable Funds and the tradable series of Rydex Dynamic Funds, a separate trust, equal or exceed $10 billion.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including breakpoints, advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations and considered that

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Concluded)

the newly agreed expense reimbursement and/or waiver arrangement would produce additional savings to shareholders. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and May Meetings, as well as other considerations, the Committee concluded that the advisory fee for each Fund reflected a reasonable business arrangement negotiated at arm’s length.

Overall Conclusions

The Committee concluded that the investment advisory fees reflect reasonable business arrangements negotiated at arm’s length in light of the extent and quality of the services provided and other benefits received and that the renewal of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of their informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreement. As a part of its considerations, the Board noted its ongoing evaluation of the Proposed Liquidation of the Long Short Equity Fund and determined that the renewal of the Advisory Agreement for the Fund would allow the Fund to operate until the completion of the Proposed Liquidation, if approved by the Board, and would provide for the operation of the Fund to continue in the event the Board does not approve the Proposed Liquidation. (Following the May Board Meeting, the Board approved the Proposed Liquidation at a reconvening of the May Board Meeting held by videoconference on May 24, 2024.)

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 57

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6.30.2024

Guggenheim Funds Semi-Annual Financial Report

Guggenheim Alternative Fund
Guggenheim Managed Futures Strategy Fund

GuggenheimInvestments.com	RMFSF-SEMI-0624x1224

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
MANAGED FUTURES STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 17.8%
Guggenheim Strategy Fund III[1]	235,195	$5,816,377
Guggenheim Strategy Fund II1	166,856	4,112,998
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	257,497	2,559,517
Total Mutual Funds
(Cost $12,548,781)		12,488,892

	Face Amount
U.S. TREASURY BILLS†† - 18.0%
U.S. Treasury Bills
5.18% due 07/09/24[2,3]	$12,621,000	12,606,353
Total U.S. Treasury Bills
(Cost $12,606,219)		12,606,353

REPURCHASE AGREEMENTS††,4 - 63.1%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	24,756,760	24,756,760
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	19,517,795	19,517,795
Total Repurchase Agreements
(Cost $44,274,555)		44,274,555

Total Investments - 98.9%
(Cost $69,429,555)		$69,369,800
Other Assets & Liabilities, net - 1.1%		767,645
Total Net Assets - 100.0%		$70,137,445

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Tokyo Stock Price Index Futures Contracts	24	Sep 2024	$4,226,676	$131,176
Nikkei 225 (OSE) Index Futures Contracts	10	Sep 2024	2,473,518	56,073
DAX Index Futures Contracts	12	Sep 2024	5,921,247	44,325
Russell 2000 Index Mini Futures Contracts	32	Sep 2024	3,306,240	25,150
S&P 500 Index Mini Futures Contracts	72	Sep 2024	19,884,600	19,786
FTSE/JSE TOP 40 Index Futures Contracts††	14	Sep 2024	563,537	11,944
SPI 200 Index Futures Contracts	24	Sep 2024	3,096,464	4,045
NASDAQ-100 Index Mini Futures Contracts	19	Sep 2024	7,574,350	3,464
FTSE MIB Index Futures Contracts	1	Sep 2024	179,069	2,839
Euro STOXX 50 Index Futures Contracts	24	Sep 2024	1,270,074	2,181
CBOE Volatility Index Futures Contracts	17	Sep 2024	268,940	1,694
Dow Jones Industrial Average Index Mini Futures Contracts	53	Sep 2024	10,463,525	809
MSCI EAFE Index Futures Contracts	1	Sep 2024	117,220	18
IBEX 35 Index Futures Contracts††	1	Jul 2024	116,824	12
S&P/TSX 60 IX Index Futures Contracts	1	Sep 2024	191,518	(525)
CAC 40 10 Euro Index Futures Contracts	1	Jul 2024	80,499	(776)
S&P MidCap 400 Index Mini Futures Contracts	29	Sep 2024	8,581,390	(2,638)
OMX Stockholm 30 Index Futures Contracts††	7	Jul 2024	169,226	(4,478)
FTSE 100 Index Futures Contracts	24	Sep 2024	2,491,625	(8,260)
CBOE Volatility Index Futures Contracts	146	Aug 2024	2,179,780	(32,460)
			$73,156,322	$254,379
Commodity Futures Contracts Purchased†
Sugar #11 Futures Contracts	225	Apr 2025	$4,946,760	$123,330
Live Cattle Futures Contracts	97	Aug 2024	7,188,670	116,433
Gasoline RBOB Futures Contracts	52	Sep 2024	4,993,279	91,267
LME Zinc Futures Contracts	40	Aug 2024	2,915,510	74,370
LME Lead Futures Contracts	55	Aug 2024	3,042,531	16,781
WTI Crude Futures Contracts	18	Jul 2024	1,467,180	16,603
Brent Crude Futures Contracts	4	Jul 2024	339,760	8,143

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MANAGED FUTURES STRATEGY FUND

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Low Sulphur Gas Oil Futures Contracts	26	Aug 2024	$2,036,450	$6,573
Lean Hogs Futures Contracts	7	Aug 2024	250,740	4,018
Soybean Meal Futures Contracts	1	Dec 2024	33,600	(673)
NY Harbor ULSD Futures Contracts	1	Jul 2024	106,646	(1,031)
Cotton #2 Futures Contracts	12	Dec 2024	436,260	(1,086)
Coffee ‘C’ Futures Contracts	41	Sep 2024	3,500,119	(3,853)
UK Natural Gas Futures Contracts	10	Aug 2024	325,542	(4,676)
Live Cattle Futures Contracts	19	Oct 2024	1,403,150	(6,468)
Gold 100 oz. Futures Contracts	3	Aug 2024	700,620	(9,689)
Silver Futures Contracts	15	Sep 2024	2,206,125	(18,319)
Natural Gas Futures Contracts	6	Jul 2024	156,360	(20,995)
LME Primary Aluminum Futures Contracts	19	Aug 2024	1,191,789	(26,076)
Copper Futures Contracts	34	Sep 2024	3,720,025	(95,246)
Natural Gas Futures Contracts	68	Aug 2024	1,769,360	(127,154)
Cocoa Futures Contracts	13	Sep 2024	977,600	(142,358)
			$43,708,076	$(106)
Currency Futures Contracts Purchased†
Canadian Dollar Futures Contracts	47	Sep 2024	$3,441,575	$9,678
Australian Dollar Futures Contracts	11	Sep 2024	735,405	457
New Zealand Dollar Futures Contracts	29	Sep 2024	1,766,535	(6,819)
British Pound Futures Contracts	36	Sep 2024	2,845,800	(15,636)
Japanese Yen Futures Contracts	26	Sep 2024	2,044,413	(50,741)
			$10,833,728	$(63,061)
Interest Rate Futures Contracts Purchased†
Euro - Bund Futures Contracts	38	Sep 2024	$5,355,341	$20,133
Long Gilt Futures Contracts	9	Sep 2024	1,109,968	(704)
U.S. Treasury 5 Year Note Futures Contracts	11	Sep 2024	1,171,758	(782)
Australian Government 10 Year Bond Futures Contracts	9	Sep 2024	677,432	(8,897)
Euro - Bobl Futures Contracts	103	Sep 2024	12,848,237	(12,038)
Euro - OATS Futures Contracts	37	Sep 2024	4,879,417	(26,312)
Euro - BTP Italian Government Bond Futures Contracts††	55	Sep 2024	6,792,939	(28,259)
U.S. Treasury Long Bond Futures Contracts	24	Sep 2024	2,828,250	(46,542)
U.S. Treasury Ultra Long Bond Futures Contracts	20	Sep 2024	2,491,250	(55,400)
			$38,154,592	$(158,801)
Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	226	Sep 2024	$17,770,663	$451,433
Euro FX Futures Contracts	114	Sep 2024	15,319,462	43,778
Swiss Franc Futures Contracts	64	Sep 2024	8,989,200	36,183
New Zealand Dollar Futures Contracts	9	Sep 2024	548,235	1,483
British Pound Futures Contracts	5	Sep 2024	395,250	(9)
Mexican Peso Futures Contracts	35	Sep 2024	945,350	(4,446)
Canadian Dollar Futures Contracts	21	Sep 2024	1,537,725	(8,917)
Australian Dollar Futures Contracts	22	Sep 2024	1,470,810	(12,736)
			$46,976,695	$506,769
Commodity Futures Contracts Sold Short†
Natural Gas Futures Contracts	70	Sep 2024	$1,886,500	$131,931
Corn Futures Contracts	96	Sep 2024	1,960,800	121,293
Wheat Futures Contracts	154	Sep 2024	4,429,425	84,640
Canadian Canola (WCE) Futures Contracts	187	Nov 2024	1,714,678	42,781
Live Cattle Futures Contracts	100	Dec 2024	7,428,000	31,678
LME Nickel Futures Contracts	7	Aug 2024	721,990	25,423
Soybean Futures Contracts	45	Nov 2024	2,487,375	14,741
Soybean Oil Futures Contracts	126	Dec 2024	3,312,792	14,167

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 3

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MANAGED FUTURES STRATEGY FUND

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Red Spring Wheat Futures Contracts	80	Sep 2024	$2,452,000	$8,928
Hard Red Winter Wheat Futures Contracts	8	Sep 2024	234,900	6,157
Gold 100 oz. Futures Contracts	14	Aug 2024	3,269,560	5,076
Soybean Meal Futures Contracts	6	Dec 2024	201,600	4,531
Natural Gas Futures Contracts	3	Jul 2024	78,180	3,542
Cotton #2 Futures Contracts	30	Dec 2024	1,090,650	1,306
Platinum Futures Contracts	6	Oct 2024	302,910	900
SGX Iron Ore 62% Futures Contracts	89	Aug 2024	947,405	627
Euro - Mill Wheat Futures Contracts	51	Sep 2024	612,022	437
Cotton #2 Futures Contracts	62	May 2025	2,345,460	(74)
LME Primary Aluminum Futures Contracts	2	Aug 2024	125,451	(270)
NY Harbor ULSD Futures Contracts	2	Jul 2024	213,293	(1,089)
Cattle Feeder Futures Contracts	5	Aug 2024	647,562	(7,213)
Palladium Futures Contracts	4	Sep 2024	388,000	(7,710)
Lean Hogs Futures Contracts	22	Aug 2024	788,040	(14,074)
Brent Crude Futures Contracts	14	Jul 2024	1,189,160	(35,000)
Sugar #11 Futures Contracts	94	Sep 2024	2,138,237	(79,339)
Gasoline RBOB Futures Contracts	53	Jul 2024	5,585,257	(110,515)
Sugar #11 Futures Contracts	195	Feb 2025	4,501,224	(139,973)
			$51,052,471	$102,901
Interest Rate Futures Contracts Sold Short†
Canadian Government 10 Year Bond Futures Contracts††	214	Sep 2024	$18,772,973	$141,775
Australian Government 3 Year Bond Futures Contracts	56	Sep 2024	3,933,075	23,695
Australian Government 10 Year Bond Futures Contracts	53	Sep 2024	3,989,320	22,302
U.S. Treasury 2 Year Note Futures Contracts	131	Sep 2024	26,752,656	18,801
Long Gilt Futures Contracts††	12	Sep 2024	1,479,957	15,782
U.S. Treasury Long Bond Futures Contracts	5	Sep 2024	589,219	3,179
U.S. Treasury 5 Year Note Futures Contracts	5	Sep 2024	532,617	1,671
U.S. Treasury Ultra Long Bond Futures Contracts	1	Sep 2024	124,562	751
Euro - 30 year Bond Futures Contracts	1	Sep 2024	139,205	360
U.S. Treasury 10 Year Note Futures Contracts	53	Sep 2024	5,822,547	(448)
Euro - Schatz Futures Contracts	580	Sep 2024	65,696,668	(164,513)
			$127,832,799	$63,355
Equity Futures Contracts Sold Short†
CAC 40 10 Euro Index Futures Contracts	21	Jul 2024	$1,690,485	$29,522
FTSE Taiwan Index Futures Contracts	44	Jul 2024	3,389,320	20,583
IBEX 35 Index Futures Contracts††	13	Jul 2024	1,518,718	9,196
CBOE Volatility Index Futures Contracts	120	Oct 2024	2,180,400	(6,897)
CBOE Volatility Index Futures Contracts	52	Jul 2024	730,600	(12,257)
S&P/TSX 60 IX Index Futures Contracts	27	Sep 2024	5,170,982	(31,533)
			$14,680,505	$8,614

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MANAGED FUTURES STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$12,488,892	$—	$—	$12,488,892
U.S. Treasury Bills	—	12,606,353	—	12,606,353
Repurchase Agreements	—	44,274,555	—	44,274,555
Commodity Futures Contracts**	955,676	—	—	955,676
Currency Futures Contracts**	543,012	—	—	543,012
Equity Futures Contracts**	341,665	21,152	—	362,817
Interest Rate Futures Contracts**	90,892	157,557	—	248,449
Total Assets	$14,420,137	$57,059,617	$—	$71,479,754

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$852,881	$—	$—	$852,881
Interest Rate Futures Contracts**	315,636	28,259	—	343,895
Equity Futures Contracts**	95,346	4,478	—	99,824
Currency Futures Contracts**	99,304	—	—	99,304
Total Liabilities	$1,363,167	$32,737	$—	$1,395,904

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 5

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
MANAGED FUTURES STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,087,969	$—	$—	$—	$25,029	$4,112,998	166,856	$115,220
Guggenheim Strategy Fund III	5,774,042	—	—	—	42,335	5,816,377	235,195	155,200
Guggenheim Ultra Short Duration Fund — Institutional Class	2,536,343	—	—	—	23,174	2,559,517	257,497	66,211
	$12,398,354	$—	$—	$—	$90,538	$12,488,892		$336,631

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $12,606,219)	$12,606,353
Investments in affiliated issuers, at value (cost $12,548,781)	12,488,892
Repurchase agreements, at value (cost $44,274,555)	44,274,555
Segregated cash with broker	915,373
Receivables:
Dividends	53,021
Interest	19,596
Fund shares sold	6,237
Other assets	1,541
Total assets	70,365,568

Liabilities:
Due to Custodian	620
Payable for:
Variation margin on futures contracts	91,045
Management fees	47,680
Professional fees	14,255
Transfer agent fees	13,967
Fund shares redeemed	9,828
Portfolio accounting and administration fees	8,162
Distribution and service fees	3,880
Trustees’ fees*	585
Miscellaneous	38,101
Total liabilities	228,123
Net assets	$70,137,445

Net assets consist of:
Paid in capital	$106,660,192
Total distributable earnings (loss)	(36,522,747)
Net assets	$70,137,445

Class A:
Net assets	$5,729,662
Capital shares outstanding	263,854
Net asset value per share	$21.72
Maximum offering price per share (Net asset value divided by 95.25%)	$22.80

Class C:
Net assets	$1,767,571
Capital shares outstanding	93,673
Net asset value per share	$18.87

Class P:
Net assets	$7,496,379
Capital shares outstanding	342,814
Net asset value per share	$21.87

Institutional Class:
Net assets	$55,143,833
Capital shares outstanding	2,449,652
Net asset value per share	$22.51

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of affiliated issuers	$336,631
Interest	1,607,103
Total investment income	1,943,734

Expenses:
Management fees	380,847
Distribution and service fees:
Class A	7,463
Class C	9,100
Class P	9,630
Transfer agent fees	54,974
Registration fees	62,623
Portfolio accounting and administration fees	54,486
Professional fees	38,377
Trustees’ fees*	5,026
Custodian fees	4,879
Miscellaneous	5,252
Total expenses	632,657
Less:
Expenses waived by Adviser	(61,993)
Net expenses	570,664
Net investment income	1,373,070

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	2
Futures contracts	2,574,838
Foreign currency transactions	14,025
Net realized gain	2,588,865
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,451)
Investments in affiliated issuers	90,538
Futures contracts	(410,383)
Foreign currency translations	(308)
Net change in unrealized appreciation (depreciation)	(321,604)
Net realized and unrealized gain	2,267,261
Net increase in net assets resulting from operations	$3,640,331

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 7

MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,373,070	$2,051,663
Net realized gain (loss) on investments	2,588,865	(886,248)
Net change in unrealized appreciation (depreciation) on investments	(321,604)	(53,998)
Net increase in net assets resulting from operations	3,640,331	1,111,417

Distributions to shareholders:
Class A	—	(60,807)
Class C	—	(10,786)
Class P	—	(74,874)
Institutional Class	—	(677,597)
Total distributions to shareholders	—	(824,064)

Capital share transactions:
Proceeds from sale of shares
Class A	155,505	673,620
Class C	20,057	514,570
Class P	589,693	34,686,211
Institutional Class	4,873,010	51,051,944
Distributions reinvested
Class A	—	58,467
Class C	—	10,783
Class P	—	74,034
Institutional Class	—	676,773
Cost of shares redeemed
Class A	(706,574)	(1,396,454)
Class C	(127,622)	(900,508)
Class P	(1,168,898)	(35,050,246)
Institutional Class	(6,687,511)	(19,431,389)
Net increase (decrease) from capital share transactions	(3,052,340)	30,967,805
Net increase in net assets	587,991	31,255,158

Net assets:
Beginning of period	69,549,454	38,294,296
End of period	$70,137,445	$69,549,454

Capital share activity:
Shares sold
Class A	7,183	32,583
Class C	1,051	28,557
Class P	26,817	1,653,977
Institutional Class	216,239	2,388,138
Shares issued from reinvestment of distributions
Class A	—	2,820
Class C	—	596
Class P	—	3,548
Institutional Class	—	31,551
Shares redeemed
Class A	(32,377)	(67,605)
Class C	(6,637)	(50,220)
Class P	(53,845)	(1,702,669)
Institutional Class	(294,948)	(911,234)
Net increase (decrease) in shares	(136,517)	1,410,042

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

MANAGED FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended June 30, 2024[a]	Year Ended Dec. 31, 2023	Year Ended Dec. 31, 2022	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019
Per Share Data
Net asset value, beginning of period	$20.67	$20.16	$18.41	$17.96	$18.96	$17.65
Income (loss) from investment operations:
Net investment income (loss)[b]	.39	.70	.05	(.18)	(.12)	.15
Net gain (loss) on investments (realized and unrealized)	.66	.02	2.67	.63	.48	1.16
Total from investment operations	1.05	.72	2.72	.45	.36	1.31
Less distributions from:
Net investment income	—	(.21)	(.97)	—	(1.36)	—
Total distributions	—	(.21)	(.97)	—	(1.36)	—
Net asset value, end of period	$21.72	$20.67	$20.16	$18.41	$17.96	$18.96

Total Return[c]	5.08%	3.63%	14.76%	2.51%	2.01%	7.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,730	$5,974	$6,478	$5,760	$6,306	$7,033
Ratios to average net assets:
Net investment income (loss)	3.63%	3.39%	0.22%	(0.99%)	(0.62%)	0.82%
Total expenses[d]	1.99%	1.89%	1.91%	1.88%	1.87%	1.90%
Net expenses[e]	1.81%	1.74%	1.75%	1.73%	1.75%	1.80%
Portfolio turnover rate	—	—	7%	27%	111%	26%

Class C	Six Months Ended June 30, 2024[a]	Year Ended Dec. 31, 2023	Year Ended Dec. 31, 2022	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019
Per Share Data
Net asset value, beginning of period	$18.03	$17.63	$16.28	$16.00	$17.03	$15.97
Income (loss) from investment operations:
Net investment income (loss)[b]	.27	.48	(.06)	(.29)	(.23)	.01
Net gain (loss) on investments (realized and unrealized)	.57	.02	2.33	.57	.41	1.05
Total from investment operations	.84	.50	2.27	.28	.18	1.06
Less distributions from:
Net investment income	—	(.10)	(.92)	—	(1.21)	—
Total distributions	—	(.10)	(.92)	—	(1.21)	—
Net asset value, end of period	$18.87	$18.03	$17.63	$16.28	$16.00	$17.03

Total Return[c]	4.66%	2.88%	13.96%	1.75%	1.25%	6.64%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,768	$1,789	$2,121	$570	$1,121	$1,815
Ratios to average net assets:
Net investment income (loss)	2.89%	2.67%	(0.31%)	(1.74%)	(1.37%)	0.06%
Total expenses[d]	2.73%	2.62%	2.65%	2.63%	2.62%	2.65%
Net expenses[e]	2.55%	2.47%	2.49%	2.49%	2.50%	2.57%
Portfolio turnover rate	—	—	7%	27%	111%	26%

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 9

MANAGED FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Six Months Ended June 30, 2024[a]	Year Ended Dec. 31, 2023	Year Ended Dec. 31, 2022	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019
Per Share Data
Net asset value, beginning of period	$20.81	$20.30	$18.48	$18.03	$19.00	$17.70
Income (loss) from investment operations:
Net investment income (loss)[b]	.40	.71	.01	(.18)	(.12)	.15
Net gain (loss) on investments (realized and unrealized)	.66	—	2.73	.63	.49	1.15
Total from investment operations	1.06	.71	2.74	.45	.37	1.30
Less distributions from:
Net investment income	—	(.20)	(.92)	—	(1.34)	—
Total distributions	—	(.20)	(.92)	—	(1.34)	—
Net asset value, end of period	$21.87	$20.81	$20.30	$18.48	$18.03	$19.00

Total Return	5.09%	3.66%	14.75%	2.50%	2.05%	7.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,496	$7,696	$8,423	$6,697	$7,741	$10,946
Ratios to average net assets:
Net investment income (loss)	3.65%	3.42%	0.07%	(0.99%)	(0.63%)	0.82%
Total expenses[d]	1.97%	1.87%	1.91%	1.88%	1.88%	1.90%
Net expenses[e]	1.79%	1.72%	1.74%	1.73%	1.77%	1.81%
Portfolio turnover rate	—	—	7%	27%	111%	26%

Institutional Class	Six Months Ended June 30, 2024[a]	Year Ended Dec. 31, 2023	Year Ended Dec. 31, 2022	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019
Per Share Data
Net asset value, beginning of period	$21.39	$20.86	$19.00	$18.49	$19.48	$18.09
Income (loss) from investment operations:
Net investment income (loss)[b]	.44	.80	.14	(.14)	(.08)	.21
Net gain (loss) on investments (realized and unrealized)	.68	—	2.74	.65	.49	1.18
Total from investment operations	1.12	.80	2.88	.51	.41	1.39
Less distributions from:
Net investment income	—	(.27)	(1.02)	—	(1.40)	—
Total distributions	—	(.27)	(1.02)	—	(1.40)	—
Net asset value, end of period	$22.51	$21.39	$20.86	$19.00	$18.49	$19.48

Total Return	5.24%	3.97%	15.03%	2.76%	2.29%	7.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$55,144	$54,090	$21,272	$8,169	$7,802	$7,195
Ratios to average net assets:
Net investment income (loss)	3.92%	3.71%	0.63%	(0.73%)	(0.38%)	1.07%
Total expenses[d]	1.69%	1.61%	1.64%	1.63%	1.61%	1.65%
Net expenses[e]	1.52%	1.46%	1.48%	1.48%	1.49%	1.55%
Portfolio turnover rate	—	—	7%	27%	111%	26%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, Class A shares, Class C shares, Class H shares, Class P shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of Class A shares. Class A shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Class A share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Class C shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Class C shares automatically convert to Class A shares on or about the 10th day of the month following the 8-year anniversary of the purchase of the Class C shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of Class A shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At June 30, 2024, the Trust consisted of fifty-two Funds.

This report covers the Managed Futures Strategy Fund (the “Fund”), a diversified investment company. At June 30, 2024, Class A, Class C, Class P and Institutional Class shares are offered by the Fund.

Security Investors, LLC (“Security Investors” or the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Fund’s shares. GI and GFD are affiliated entities.

Consolidation of Subsidiary

The consolidated financial statements of the Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Fund.

The Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objective and policies.

A summary of the Fund’s investment in its Subsidiary is as follows:

Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2024	% of Net Assets of the Fund at June 30, 2024
05/01/08	$11,273,705	16.1%

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each share class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities attributable to the share class by the number of outstanding shares of the share class on the specified date.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Fund Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 11

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund’s securities and other assets.

Valuations of the Fund’s securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service providers.

If a pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by pricing service providers, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using a pricing service provider.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Fund’s Consolidated Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Futures Contracts

Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income,

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(e) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis.

(f) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(g) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the share classes based upon the value of the outstanding shares in each share class. Certain costs, such as distribution and service fees are charged directly to specific share classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(h) Cash

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 5.33% at June 30, 2024.

(i) Indemnifications

Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – Derivatives

As part of its investment strategies, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Fund’s Consolidated Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 13

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The Fund utilized derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

If the Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with the Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Fund’s Consolidated Statement of Assets and Liabilities; securities held as collateral are noted on the Fund’s Consolidated Schedule of Investments.

The following table represents the Fund’s use and volume of futures on a monthly basis:

	Average Notional Amount
Use	Long	Short
Hedge, Leverage, Liquidity, Speculation	$165,122,789	$193,224,773

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of June 30, 2024:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/interest rate/currency/commodity futures contracts	—	Variation margin on futures contracts

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables set forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at June 30, 2024:

Asset Derivative Investments Value
Futures Equity Risk*	Futures Foreign Currency Exchange Risk*	Futures Interest Rate Risk*	Futures Commodity Risk*	Total Value at June 30, 2024
$362,817	$543,012	$248,449	$955,676	$2,109,954

Liability Derivative Investments Value
Futures Equity Risk*	Futures Foreign Currency Exchange Risk*	Futures Interest Rate Risk*	Futures Commodity Risk*	Total Value at June 30, 2024
$99,824	$99,304	$343,895	$852,881	$1,395,904

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Consolidated Schedule of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Fund’s Consolidated Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the period ended June 30, 2024:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/interest rate/currency/commodity futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Fund’s Consolidated Statement of Operations categorized by primary risk exposure for the period ended June 30, 2024:

Realized Gain (Loss) on Derivative Investments Recognized on the Consolidated Statement of Operations
Futures Equity Risk	Futures Foreign Currency Exchange Risk	Futures Interest Rate Risk	Futures Commodity Risk	Total
$3,993,087	$(219,687)	$(524,237)	$(674,325)	$2,574,838

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Consolidated Statement of Operations
Futures Equity Risk	Futures Foreign Currency Exchange Risk	Futures Interest Rate Risk	Futures Commodity Risk	Total
$(313,152)	$(99,019)	$131,256	$(129,468)	$(410,383)

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 15

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs over-the-counter (“OTC”) derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Fund’s Consolidated Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Fund in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Fund, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Fund, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Fund’s Consolidated Statement of Assets and Liabilities. The Fund does not have any derivative financial instruments that are subject to enforceable master netting arrangements as of June 30, 2024.

The Fund has the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of June 30, 2024.

Counterparty	Asset Type	Cash Pledged	Cash Received
Goldman Sachs International	Futures contracts	$915,373	$—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract between the Trust, on behalf of the Fund, and the Adviser, the Fund pays GI an investment advisory fee on a monthly basis calculated daily at an annualized rate of 0.90% of the average daily net assets of the Fund.

GI has contractually agreed to waive the management fee it receives from the Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by GI unless GI obtains the prior approval of the Fund’s Board for such termination. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2024, the Fund waived $58,825 related to advisory fees in the Subsidiary.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted separate Distribution Plans applicable to Class A and Class P shares of the Fund, pursuant to which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Fund will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Providers out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services it performs.

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to Class C shares of the Fund that allows the Fund to pay annual distribution and service fees of 1.00% of the Fund’s Class C shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended June 30, 2024, GFD retained sales charges of $49,385 relating to sales of Class A shares of the Trust.

If the Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap, if any, in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2024, the Fund waived $3,168 related to investments in affiliated funds.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 17

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Fund’s securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Fund’s custodian. As custodian, U.S. Bank is responsible for the custody of the Fund’s assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of the Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Fund transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. The Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by the Fund.

At June 30, 2024, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
5.32%			4.63%
Due 07/01/24	$156,496,806	$156,566,187	06/15/27	$158,843,700	$159,626,761

BofA Securities, Inc.			U.S. Treasury Strips
5.30%			0.00%
Due 07/01/24	123,379,335	123,433,827	02/15/26 - 08/15/45	137,546,888	98,445,053

			U.S. Treasury Inflation Indexed Bond
			1.00%
			02/15/49	34,679,568	27,032,789

			U.S. Treasury Bond
			3.50%
			02/15/39	400,100	369,081
				$172,626,556	$125,846,923

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its right. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Note 7 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The Fund intends to invest up to 25% of its assets in the Subsidiary which is expected to provide the Fund with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary is classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At June 30, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$69,662,702	$2,093,160	$(1,672,012)	$421,148

Note 8 – Securities Transactions

For the period ended June 30, 2024, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Purchases	Sales
$—	$—

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the period ended June 30, 2024, the Fund did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act.

Note 9 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $200,000,000 line of credit from U.S. Bank, N.A. On June 3, 2024, the line of credit agreement was renewed and expires on November 18, 2024. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 6.50% for the period ended June 30, 2024. The Fund did not have any borrowings outstanding under this agreement at June 30, 2024.

Note 10 – Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 19

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(concluded)

and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

Note 11 – Subsequent Events

The Fund evaluated subsequent events through the date the consolidated financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Fund’s consolidated financial statements.

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Consolidated Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at https://www.sec.gov. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and will be made available, upon request and without charge, by calling 800.820.0888.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 21

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Note: This is not applicable for any fund included in this document.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 9: Proxy Disclosures for Open-End Management Investment Companies

Note: This is not applicable for any fund included in this document.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 23

Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

Report of the Rydex Series Funds Board of Trustees

As discussed further below, the Board, including the Independent Trustees, approved the renewal of the investment management agreement between the Trust, on behalf of each Fund listed below, and Security Investors (the “Advisory Agreement”) at a meeting held on May 20-21, 2024.

Tradable Funds*** (Including Sector Funds)
●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow Jones Industrial Average Fund
●	Electronics Fund*	●	Emerging Markets 2x Strategy Fund
●	Emerging Markets Bond Strategy Fund	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Emerging Markets 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse High Yield Strategy Fund
●	Inverse Mid-Cap Strategy Fund	●	Inverse NASDAQ-100 Strategy Fund
●	Inverse Russell 2000 Strategy Fund	●	Inverse S&P 500 Strategy Fund
●	Japan 2x Strategy Fund	●	Leisure Fund*
●	Mid-Cap 1.5x Strategy Fund	●	Monthly Rebalance NASDAQ-100 2x Strategy Fund
●	NASDAQ-100 Fund	●	Nova Fund
●	Precious Metals Fund*	●	Real Estate Fund*
●	Retailing Fund*	●	Russell 2000 1.5x Strategy Fund
●	Russell 2000 Fund	●	S&P 500 Fund
●	S&P 500 Pure Growth Fund	●	S&P 500 Pure Value Fund
●	S&P MidCap 400 Pure Growth Fund	●	S&P MidCap 400 Pure Value Fund
●	S&P SmallCap 600 Pure Growth Fund	●	S&P SmallCap 600 Pure Value Fund
●	Strengthening Dollar 2x Strategy Fund	●	Technology Fund*
●	Telecommunications Fund*	●	Transportation Fund*
●	Utilities Fund*	●	U.S. Government Money Market Fund
●	Weakening Dollar 2x Strategy Fund
Alternative Funds** (i.e., Non-Tradable Funds)
●	Long Short Equity Fund**	●	Managed Futures Strategy Fund**
●	Multi-Hedge Strategies Fund**

*	Each a “Sector Fund” and collectively, the “Sector Funds.”
**	Each an “Alternative Fund” and collectively, the “Alternative Funds.”
***	Each Fund other than the Alternative Funds is referred to herein as a “Tradable Fund” and collectively, the “Tradable Funds.”

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 25

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

Security Investors1 is an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses of Guggenheim Partners.

At meetings held in person on April 16, 2024 (the “April Meeting”) and May 20-21, 2024 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject fund’s relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a list of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that the beneficial owners of the Funds are clients of tactical advisors who are engaged to provide tactical asset allocation investment advisory services. Each Tradable Fund is designed to provide such tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds, the Adviser has developed its own methodology to construct internal performance benchmarks for the Sector Funds. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than the U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark. The Committee took into account the limitations of the peer group and universe comparisons provided by FUSE with respect to the Tradable Funds in light of their unique features and the limited size of the marketplace for tradable funds designed to support tactical advisors, noting that there are only two direct competitor product suites.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports

[1]

Security Investors also serves as investment adviser to each of the Rydex Series Commodities Strategy CFC, Managed Futures Strategy CFC, and Rydex Series Multi-Hedge Strategies CFC (each a “Subsidiary” and collectively, the “Subsidiaries”), wholly-owned subsidiaries of the Commodities Strategy Fund, Managed Futures Strategy Fund, and Multi-Hedge Strategies Fund, respectively, that are organized as exempted companies under the laws of the Cayman Islands and used by the Funds to obtain exposure to commodities. Pursuant to separate investment management agreements between Security Investors and each Subsidiary (each a “Subsidiary Advisory Agreement” and collectively, the “Subsidiary Advisory Agreements”), each Subsidiary pays Security Investors an advisory fee at the same rate that its respective Fund pays Security Investors under the Advisory Agreement between the Trust, on behalf of the Funds, and Security Investors. The Subsidiary Advisory Agreements do not require annual renewal by the Board and will continue until they are terminated as provided in the Subsidiary Advisory Agreements. In addition, Security Investors has entered into a separate waiver agreement, with respect to each applicable Fund, pursuant to which Security Investors has contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to Security Investors by the respective Subsidiary. This undertaking will continue with respect to each Fund for so long as the Fund invests in its respective Subsidiary, and may be terminated only with the approval of the Board.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other funds in the Guggenheim fund complex and weighed the factors and standards discussed with Independent Legal Counsel.

As a part of its analysis, the Committee considered that Guggenheim had engaged in a strategic review of the Guggenheim fund line-up beginning in 2023, which resulted in a recommendation to the Board in 2024 for the Long Short Equity Fund to be liquidated and terminated (the “Proposed Liquidation”). The Committee noted that the Board was engaged in an extensive due diligence process to evaluate the Proposed Liquidation, which was ongoing at the time of the May Board Meeting (defined below), at which meeting the Advisory Agreement was being considered for renewal. The Committee considered the potential timing of the Proposed Liquidation and that the continuation of the Advisory Agreement for the Fund would allow the Fund to operate until the completion of the Proposed Liquidation, if approved by the Board, and would provide for the operation of the Fund to continue in the event the Board does not approve the Proposed Liquidation.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that the Advisory Agreement represented a reasonable business arrangement negotiated at arm’s length and that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term. Following its review of the Committee’s recommendation, the Board approved the renewal of the Advisory Agreement for each Fund for a one-year period ending August 1, 2025 at a meeting held on May 20-21, 2024 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. The Committee also considered Guggenheim’s discussions with the Committee and the Board regarding the Proposed Liquidation, including at the April Meeting and the May Meetings. In this regard, the Committee considered Guggenheim’s representation that it continues to manage the Long Short Equity Fund in the best interest of the Fund and its shareholders and will continue to do so for so long as it serves as investment adviser to the Fund, including until the Proposed Liquidation, if approved by the Board, is completed. In addition, the Committee considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, twice-daily pricing for certain Tradable Funds on select trading platforms, and the leveraged and inverse strategies offered, the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features, as well as the personnel responsible for such services. The Committee noted that the Tradable Funds allow frequent trading and unlimited exchange privileges among like share classes and noted the magnitude of changes in each Fund’s assets during 2023, 2022 and 2021. The Committee also considered additional information regarding trading activity in the Tradable Funds during 2023 and 2022, including purchases and redemptions in dollar value and in number of transactions as well as transaction volume relative to the assets in the Tradable Funds. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. In addition, the Committee considered information provided by the Adviser analyzing the potential costs to shareholders of investing in tradable mutual funds, such as the Tradable Funds, compared to those of investing in exchange-traded funds,

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 27

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

including expense ratios, brokerage commissions and spread costs, as well as the relative advantages and disadvantages of each investment product. The Committee also considered management’s representations at the April Meeting that there continued to be a high level of trading activity in the Tradable Funds and that the Tradable Funds continued to be utilized by tactical advisors as intended. With respect to the Sector Funds, the Committee also considered the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector, and corporate actions such as spin-offs, among other adjustments.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), which oversees the fund administration, accounting and transfer agency services provided to the Funds and other funds in the Guggenheim fund complex, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2023, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2023, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe, if any, for performance and expense comparisons. For the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee received tracking error data for such Funds relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark for the five-year, three-year and one-year periods ended December 31, 2023, as applicable. For certain Tradable Funds with only one or two identified peer funds from the two direct competitor product suites, the Committee received a comparison of the tracking error of each Fund’s Class H shares to the tracking error of a peer fund, in each case for the same periods, as applicable. The Committee also received certain performance information for the Alternative Funds (i.e., the non-Tradable Funds) as of March 31, 2024. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

With respect to the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances where there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures. In this connection, the Committee considered the tracking error of each Fund’s Class H shares relative to its applicable benchmark index or Guggenheim-constructed internal performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining circumstances in which the performance of the Tradable Funds may deviate from the performance of their respective peer funds due to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to either the Commodities Strategy Fund or the Emerging Markets Bond Strategy Fund. The Committee considered, for each of the Commodities Strategy Fund and the Emerging Markets Bond Strategy Fund, a comparison to a peer group identified in the FUSE report that includes actively-managed funds, in each case noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and considered that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that although the Fund’s performance ranked in the fourth quartile of the broader peer group over the five-year, three-year and one-year periods ended December 31, 2023, the Fund outperformed the comparable peer fund over the one-year time period and no performance information was available for the comparable peer fund over the five-year and three-year time periods.

With respect to the Sector Funds, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining circumstances in which the Sector Funds may underperform their respective peer groups due to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee observed that the returns of each Alternative Fund’s Institutional Class shares ranked in the third quartile or better of its performance universe for each of the five-year and three-year periods considered.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and/or efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee2 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than variable insurance fund counterparts to certain Funds and certain other clients with respect to the Long Short Equity Fund, each of which is charged the same advisory fee as the corresponding Fund.

[2]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 29

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites (which also employs a daily rebalance feature) is directly comparable for purposes of assessing such Funds’ advisory fees, with the exception of the Monthly Rebalance NASDAQ-100 2x Strategy Fund for which the other competitor product suite (which employs a monthly rebalance feature) is directly comparable. The Committee noted that the contractual advisory fee for each Fund’s Class H shares, other than the Monthly Rebalance NASDAQ-100 2x Strategy Fund, was equal to or lower than the contractual advisory fee charged to the comparable peer fund. The Committee also considered the net effective management fee and total net expense ratio for each such Fund’s Class H shares as compared to the peer fund. For the Monthly Rebalance NASDAQ-100 2x Strategy Fund, the Committee considered that, although the contractual advisory fee for the Fund’s Class H shares is higher than the contractual advisory fee charged to the peer fund, the Adviser has contractually agreed to cap Fund expenses to ensure that total net expenses are competitive. The Committee noted that the net effective management fee and the total net expense ratio for the Fund’s Class H shares were lower than those of the peer fund.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and considered that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, as of the Fund’s and the peer fund’s respective fiscal year ends, the Fund’s contractual advisory fee and total net expense ratio were higher than those of the comparable peer fund, but noted management’s statement that it believes that the peer fund’s unique structural arrangement of investing in a master portfolio managed by an unaffiliated investment adviser may result in the peer fund’s stated advisory fees being understated.

With respect to the Sector Funds, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

The Committee considered management’s agreement, as part of the 2024 annual contract renewal process, to reduce the total net expense ratio of the Europe 1.25x Strategy Fund by 0.10% of its average daily net assets through an expense reimbursement and/or waiver agreement effective August 1, 2024, with an initial term ending August 1, 2025, with such reduction to apply in addition to any other contractual waiver and/or reimbursement arrangements already in place. The Committee also considered the continuation, through August 1, 2025, of management’s agreement, implemented as part of the 2023 annual contract review process, to reduce the total net expense ratio of each Tradable Fund (other than the U.S. Government Money Market Fund) by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement, with such reduction applicable in addition to any other contractual waiver and/or reimbursement arrangements in place. The Committee also noted the continuation, through August 1, 2025, of management’s separate agreement, implemented as part of the 2022 annual contract review process, to reduce the total net expense ratio of each Tradable Fund with a contractual advisory fee of 0.90% of its average daily net assets3 by 0.05% of its average daily net assets and, with respect to NASDAQ-100 Fund, to reduce the total net expense ratio of the Fund by 0.05% of its average daily net assets in excess of $500 million, through expense reimbursement and/or waiver agreements.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund’s Institutional Class shares each rank in the third quartile or better of such Fund’s peer group.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2023, gross revenues received, and expenses incurred directly or through allocations, by Guggenheim Investments, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2022 and December 31, 2021. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis. In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by

[3]

Emerging Markets 2x Strategy Fund, Europe 1.25x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100 Strategy Fund, Inverse Russell 2000 Strategy Fund, Inverse S&P 500 Strategy Fund, Mid-Cap 1.5x Strategy Fund, Monthly Rebalance NASDAQ-100 2x Strategy Fund, Russell 2000 1.5x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

Guggenheim Investments to determine expenses and profit and the representation by the Chief Financial Officer of Guggenheim Investments that such methods provided a reasonable basis for determining the profitability of the Adviser with respect to each Fund. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds reflected reasonable business arrangements negotiated at arm’s length and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that Guggenheim’s decrease in overall expenses in 2023 was attributable to decreased product and distribution related costs driven by lower average assets under management (which also resulted in decreased revenue from the funds in the Guggenheim fund complex), decreased expense waivers and reimbursements, and decreased expenses associated with non-recurring items.

With respect to the Tradable Funds, the Committee noted that, in addition to the expense reimbursement and/or waiver arrangement implemented in August 2022 for the NASDAQ-100 Fund on average daily net assets in excess of $500 million, the Adviser has agreed to a contractual advisory fee breakpoint schedule for the Funds that is applied at the product-suite level, rather than on a Fund level, as the Funds are designed for tactical advisors and provide unlimited trading privileges, with individual Fund assets fluctuating significantly throughout the year. Under the breakpoint schedule adopted in June 2018 to reflect product-suite level economies of scale, each Fund’s advisory fee would be subject to a uniform fee breakpoint reduction schedule that would take effect if the aggregate assets of the Tradable Funds and the tradable series of Rydex Dynamic Funds, a separate trust, equal or exceed $10 billion.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including breakpoints, advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations and considered that the newly agreed expense reimbursement and/or waiver arrangement would produce additional savings to shareholders. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and May Meetings, as well as other considerations, the Committee concluded that the advisory fee for each Fund reflected a reasonable business arrangement negotiated at arm’s length.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 31

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Concluded)

Overall Conclusions

The Committee concluded that the investment advisory fees reflect reasonable business arrangements negotiated at arm’s length in light of the extent and quality of the services provided and other benefits received and that the renewal of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of their informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreement. As a part of its considerations, the Board noted its ongoing evaluation of the Proposed Liquidation of the Long Short Equity Fund and determined that the renewal of the Advisory Agreement for the Fund would allow the Fund to operate until the completion of the Proposed Liquidation, if approved by the Board, and would provide for the operation of the Fund to continue in the event the Board does not approve the Proposed Liquidation. (Following the May Board Meeting, the Board approved the Proposed Liquidation at a reconvening of the May Board Meeting held by videoconference on May 24, 2024.)

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

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Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to this registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 16.	Controls and Procedures.

(a)       The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)      A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Brian Binder
Brian Binder, President and Chief Executive Officer

Date	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Binder
Brian Binder, President and Chief Executive Officer

Date	September 4, 2024

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	September 4, 2024

*	Print the name and title of each signing officer under his or her signature.